UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07384

NICHOLAS APPLEGATE INSTITUTIONAL FUNDS
(Exact name of registrant as specified in charter)

600 WEST BROADWAY, 30TH FLOOR, SAN DIEGO, CA 92101
(Address of principal executive offices)

CHARLES H. FIELD, JR.
C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
600 WEST BROADWAY, 30TH FLOOR
SAN DIEGO, CA 92101
(Name and address of agent for service)

Copy to:
Deborah A. Wussow
c/o Nicholas-Applegate Capital Management
600 West Broadway, 30th Floor
San Diego, CA 92101

Registrant's telephone number, including area code: (619) 687-2988

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005 (Unaudited)
	U.S. MINI CAP GROWTH FUND
		Number
		of Shares	Value
COMMON STOCK - 98.9%
Aerospace/Defense-Equipment - 0.5%
Argon St, Inc.	*	10,700	379,850

Apparel Manufacturers - 2.1%
Gymboree Corp.	*	49,800	680,268
Tarrant Apparel Group	* ##	147,900	443,700
True Religion Apparel, Inc.	* ##	31,100	426,070
			1,550,038
Applications Software - 1.3%
Intervideo, Inc.	* ##	34,400	494,672
Moldflow Corp.	*	33,200	429,940
			924,612
Auto-Medium & Heavy Duty Trucks - 0.6%
A. S. V., Inc.	* ##	10,100	409,454

Beverages-non-Alcoholic - 0.6%
Jones Soda Co.	* ##	72,300	433,800

Building-Maintenance & Service - 1.2%
Healthcare Services Group, Inc.		43,775	879,002

Casino Services - 0.7%
Mikohn Gaming Corp.	* ##	37,300	549,242

Coffee - 0.9%
Green Mountain Coffee, Inc.	*	18,700	634,491

Commercial Banks-Central US - 2.8%
First Indiana Corp.	##	24,300	720,981
Macatawa Bank Corp.	##	17,065	591,985
Mercantile Bank Corp.	##	16,600	729,902
			2,042,868
Commercial Banks-Eastern US - 0.8%
Yardville National Bancorp		17,400	622,050

Commercial Banks-Southern US - 2.4%
First Bancorp	##	22,450	496,818
Union Bankshares Corp.	##	17,200	664,264
Virginia Commerce Bancorp, Inc.	* ##	24,550	597,302
			1,758,384
Commercial Banks-Western US - 3.1%
Cascade Bancorp	##	31,500	662,760
Cobiz, Inc.		27,800	504,014
Vineyard National Bancorp Co.	##	19,000	599,640
West Coast Bancorp	##	20,800	507,728
			2,274,142
Commercial Services - 0.5%
Team, Inc.	* ##	15,500	333,250

Computer Services - 1.0%
Techteam Global, Inc.	*	54,500	710,680

Computers - 1.0%
Par Technology Corp.	*	23,900	764,800

Computers-Integrated Systems - 2.6%
3D Systems Corp.	* ##	21,800	524,508
Intergral Systems, Inc.		30,600	692,478
Radiant Systems, Inc.	*	63,400	722,760
			1,939,746
Computers-Peripheral Equipment - 1.0%
Rimage Corp.	*	34,100	723,943

Decision Support Software - 1.0%
SPSS, Inc.	*	38,300	735,743

Diagnostic Equipment - 0.8%
Neurometrix, Inc.	* ##	29,400	588,882

Diagnostic Kits - 0.7%
Meridian Bioscience, Inc.		27,000	511,650

Distribution/Wholesale - 1.1%
LKQ Corp.	*	29,200	792,780

Diversified Minerals - 0.7%
Charles & Colvard Ltd.	##	20,755	509,535

E-Commerce/Products - 1.7%
Nutrisystem, Inc.	*	43,100	636,156
Stamps.Com, Inc.	* ##	31,500	590,625
			1,226,781
Electric Products-Miscellaneous - 0.8%
Lamson & Sessions Co.	*	50,100	592,182

Electronic Components-Miscellaneous - 1.0%
Labarge, Inc.	*	38,500	698,775

Electronic Components-Semiconductors - 2.8%
Ixys Corp.	* ##	48,300	684,894
Kopin Corp.	*	134,700	686,970
Netlogic Microsystems, Inc.	* ##	39,200	695,016
			2,066,880
Electronic Design Automation - 0.8%
Ansoft Corp.	*	23,500	567,760

Electronic Forms - 0.8%
Datatrak International, Inc.	* ##	34,100	586,520

Electronic Measure Instruments - 1.9%
Badger Meter, Inc.		19,100	788,830
LeCroy Corp.	*	43,600	599,500
			1,388,330
Electronic Security Devices - 1.0%
LoJack Corp.	*	43,300	760,348

E-Marketing/Information - 0.9%
Intermix Media, Inc.	* ##	74,700	625,239

Enterprise Software/Services - 1.4%
Emageon, Inc.	*	30,600	428,706
The Ultimate Software Group, Inc.	* ##	38,200	626,480
			1,055,186
E-Services/Consulting - 0.7%
Access Integrated Technologies, Inc.	* ##	57,200	517,088

Finance-Auto Loans - 0.9%
United Panam Financial Corp.	*	24,700	677,027

Firearms&Ammunition - 0.9%
Smith & Wesson Holding Corp.	*	165,700	666,114

Food-Dairy Products - 0.6%
Lifeway Foods, Inc.	* ##	34,300	428,407

Food-Wholesale/Distribution - 1.1%
Spartan Stores, Inc.	*	57,500	843,525

Hazardous Waste Disposal - 1.2%
American Ecology Corp.		49,500	886,050

Human Resources - 0.8%
Barrett Business Services, Inc.	*	37,900	570,016

Identification Systems/Devices - 0.8%
Fargo Electronics, Inc.	*	28,200	563,718

Internet Applications Software - 0.8%
Cybersource Corp.	* ##	81,300	594,303

Internet Financial Services - 1.8%
E-Loan, Inc.	* ##	183,500	612,890
Online Resources Corp.	*	62,000	701,220
			1,314,110
Internet Infrastructure Software - 0.8%
Captiva Software Corp.	*	42,800	618,032

Internet Security - 2.8%
Entrust, Inc.	*	156,600	750,114
Secure Computing Corp.	* ##	53,700	584,256
Vasco Data Security International, Inc.	* ##	72,900	707,130
			2,041,500
Investment Companies - 1.4%
Gladstone Capital Corp.	##	20,400	477,360
Gladstone Investment Corp.	*	35,900	540,295
			1,017,655
Machinery-Farm - 0.9%
Gehl Co.	*	17,200	669,768

Machinery-General Industry - 1.6%
Flow International Corp.	*	92,800	592,992
Intevac, Inc.	* ##	56,000	586,320
			1,179,312
Medical Imaging Systems - 1.0%
Iris International, Inc.	*	41,000	729,800

Medical Information Systems - 3.2%
Allscripts Healthcare Solutions, Inc.	* ##	52,300	868,703
Computer Programs & Systems, Inc.		25,000	931,750
Quality Systems, Inc.		11,500	544,870
			2,345,323
Medical Instruments - 3.1%
Angiodynamics, Inc.	*	31,200	678,288
DexCom, Inc.	* ##	31,500	393,435
Nuvasive, Inc.	* ##	46,600	774,492
Vascular Solutions, Inc.	* ##	39,500	458,990
			2,305,205
Medical Laser Systems - 0.7%
Cutera, Inc.	* ##	29,000	503,150

Medical Products - 2.4%
HealthTronics Surgical Services, Inc.	*	69,500	902,805
Lifecore Biomedical, Inc.	*	17,800	194,020
NMT Medical, Inc.	*	65,300	653,000
			1,749,825
Medical-Biomedical/Genetics - 1.4%
LifeCell Corp.	* ##	63,700	1,007,097

Medical-Hospitals - 1.1%
Horizon Health Corp.	* ##	35,400	828,006

Medical-Outpatient/Home Medical Care - 2.3%
LHC Group LLC	* ##	27,000	490,860
Option Care, Inc.	##	45,800	645,780
Radiation Therapy Services, Inc.	*	21,800	578,790
			1,715,430
Miscellaneous Manufacturing - 0.9%
Applied Films Corp.	*	24,700	632,320

Non-Ferrous Metals - 1.0%
RTI International Metals, Inc.	*	23,500	738,135

Oil & Gas Drilling - 0.7%
Pioneer Drilling Co.	*	35,900	547,834

Oil Companies-Exploration & Production - 2.9%
GMX Resources, Inc.	* ##	39,300	565,527
McMoran Exploration Co.	* ##	25,280	493,213
Parallel Petroleum Corp.	*	57,300	507,105
Petrohawk Energy Corp.	*	54,700	590,760
			2,156,605
Oil Field Machinery & Equipment - 0.8%
Lufkin Industries, Inc.	##	17,000	611,660

Patient Monitoring Equipment - 2.8%
Aspect Medical Systems, Inc.	* ##	22,800	678,072
Lifeline Systems, Inc.	*	22,400	719,488
Somanetics Corp.	*	29,200	656,124
			2,053,684
Physical Practice Management - 0.9%
Matria Healthcare, Inc.	* ##	20,480	660,070

Physical Therapy/Rehabilitation Centers - 0.8%
Paincare Holdings, Inc.	* ##	141,400	612,262

Property/Casualty Insurance - 0.6%
National Interstate Corp.	*	23,700	475,659

Protection-Safety - 0.3%
Rural/Metro Corp.	*	24,300	209,466

Real Estate Management/Services - 0.7%
Tarragon Corp.	* ##	19,950	503,738

Remediation Services - 0.8%
Clean Harbors, Inc.	* ##	27,500	596,200

Research & Development - 1.0%
Kendle International, Inc.	*	48,000	727,200

Resorts/Theme Parks - 1.0%
Bluegreen Corp.	*	41,100	715,551

Retail-Apparel/Shoe - 2.8%
Casual Male Retail Group, Inc.	* ##	93,000	679,830
Shoe Carnival, Inc.	* ##	33,200	722,432
Wet Seal, Inc. Cl. A	* ##	98,400	667,644
			2,069,906
Retail-Discount - 0.7%
Citi Trends, Inc.	*	28,500	515,280

Retail-Home Furnishings - 1.1%
Design Within Reach, Inc.	*	7,397	133,886
Restoration Hardware, Inc.	*	82,900	678,122
			812,008
Retail-Mail Order - 0.7%
The Sportsman's Guide, Inc.	*	29,000	543,750

Retail-Regional Department Stores - 1.0%
Retail Ventures, Inc.	*	54,700	746,108

Retail-Restaurants - 1.0%
BJ's Restaurants, Inc.	* ##	37,600	764,784

Retirement/Aged Care - 0.8%
American Retirement Corp.	*	42,600	622,812

Semiconductor Equipment - 1.0%
ADE Corp.	* ##	25,900	726,495

Telecommunications Equipment Fiber Optics - 0.7%
Essex Corp.	* ##	22,710	519,605

Transport-Truck - 1.1%
USA Truck, Inc.	*	32,500	804,375

TOTAL COMMON STOCK
(Cost: $61,488,990)			72,772,911

RIGHTS - 0.0%
Consumer Production - Miscellaneous - 0.0%
American Banknote Corp. - 10/01/07		76	0
(Cost: $0)
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 34.0%
Money Market Funds - 32.3%
Allianz Dresdner Daily Asset Fund, 3.230%	** ^	$ 23,804,425	23,804,425

Time Deposit - 1.7%
Bank of America London
2.700%, 07/01/05		1,254,447	1,254,447

TOTAL SHORT TERM INVESTMENTS
(Cost: $25,058,872)			25,058,872

TOTAL INVESTMENTS - 132.9%
(Cost: $86,547,862)			97,831,783
LIABILITIES IN EXCESS OF OTHER ASSETS - (32.9%)			(24,236,959)
NET ASSETS - 100.0%			73,594,824

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
^	Affiliated institutional money market fund.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/05.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005 (Unaudited)
U.S. EMERGING GROWTH FUND
		Number
		of Shares	Value
COMMON STOCK - 96.1%
Advanced Materials/Products - 0.7%
Hexcel Corp.	*	6,200	104,904

Advertising Services - 0.5%
Ventiv Health, Inc.	*	3,800	73,264

Aerospace/Defense - 1.3%
Armor Holdings, Inc.	*	2,000	79,220
Esterline Technologies Corp.	*	3,000	120,240
			199,460
Aerospace/Defense-Equipment - 1.0%
BE Aerospace, Inc.	*	9,400	146,922

Apparel Manufacturers - 3.9%
Carter's, Inc.	*	3,300	192,654
Guess?, Inc.	*	6,200	102,796
Gymboree Corp.	*	6,700	91,522
Quiksilver, Inc.	*	6,700	107,066
Volcom Inc.	*	3,600	96,372
			590,410
Auto-Medium & Heavy Duty Trucks - 0.7%
A. S. V., Inc.	* ##	2,500	101,350

Beverages-non-Alcoholic - 0.8%
Hansen Natural Corp.	* ##	1,400	118,608

Building & Construction Products-Miscellaneous - 0.6%
NCI Building Systems, Inc.	*	2,700	88,560

Building Products-Light Fixtures - 0.9%
Genlyte Group Inc.	* ##	2,700	131,598

Building-Heavy Construction - 0.7%
Washington Group International, Inc.	* ##	2,200	112,464

Building-Mobil Home/Manufactured Housing - 0.5%
Champion Enterprises, Inc.	*	7,000	69,580

Building-Residential/Commercial - 0.6%
Levitt Corp. Cl. A		3,000	89,760

Casino Services - 0.6%
Mikohn Gaming Corp.	*	6,200	91,295

Cellular Telecommunications - 0.5%
Alamosa Holdings, Inc.	*	5,100	70,890

Coal - 0.7%
Foundation Coal Holdings, Inc.	##	4,200	108,948

Commercial Banks-Western US - 0.7%
SVB Financial Group	*	2,200	105,380

Commercial Services-Finance - 1.3%
Euronet Worldwide Inc.	* ##	3,000	87,210
Jackson Hewitt Tax Service, Inc.		4,400	104,016
			191,226
Communications Software - 0.7%
Digi International, Inc.	*	8,400	99,624

Computer Aided Design - 0.4%
ANSYS, Inc.	*	1,700	60,367

Computer Services - 1.5%
Anteon International Corp.	*	2,500	114,050
CACI International, Inc. Cl. A	*	1,900	120,004
			234,054
Computers - 0.8%
Rackable Systems Inc.	* ##	10,400	124,800

Computers-Memory Devices - 1.3%
Hutchinson Technology, Inc.	*	2,500	96,275
Komag, Inc.	* ##	3,400	96,458
			192,733
Consulting Services - 0.5%
CRA International, Inc.	*	1,500	80,775

Consumer Products-Miscellaneous - 2.3%
Jarden Corp.	* ##	4,200	226,464
Playtex Products, Inc.	* ##	11,000	118,360
			344,824
Cosmetics & Toiletries - 0.8%
Chattem, Inc.	*	3,000	124,200

Data Processing/Management - 0.6%
CSG Systems International, Inc.	*	4,800	91,104

Diagnostic Equipment - 0.6%
Immucor, Inc.	*	3,125	90,469

Diagnostic Kits - 0.6%
OraSure Technologies, Inc.	* ##	8,700	86,913

Distribution/Wholesale - 1.5%
LKQ Corp.	*	4,500	122,175
Wesco International, Inc.	*	3,300	103,554
			225,729
Diversified Manufacturing Operations - 0.8%
Esco Technologies, Inc.	*	1,200	120,960

Drug Delivery Systems - 0.5%
Conor Medsystems, Inc.	*	4,700	72,145

E-Commerce/Products - 1.4%
Drugstore.Com, Inc.	*	18,400	76,728
Nutrisystem, Inc.	*	5,400	79,704
Stamps.Com, Inc.	* ##	3,200	60,000
			216,432
Electronic Components-Miscellaneous - 0.3%
Nam Tai Electronics, Inc.		1,900	43,206

Electronic Components-Semiconductors - 0.7%
Microsemi Corp.	*	5,500	103,400

Electronic Connectors - 0.5%
Thomas & Betts Corp.	*	2,900	81,896

Electronic Measure Instruments - 1.3%
Itron, Inc.	*	1,800	80,424
Trimble Navigation, Ltd.	*	3,200	124,704
			205,128
Electronic Security Devices - 0.6%
American Science & Engineering, Inc.	*	2,000	88,720

E-Marketing/Information - 1.0%
aQuantive Inc.	* ##	8,900	157,708

Energy-Alternate Sources - 1.1%
Headwaters, Inc.	*	2,300	79,074
Syntroleum Corp.	* ##	7,900	81,054
			160,128
Engineering/R & D Services - 0.8%
URS Corp.	*	3,300	123,255

Enterprise Software/Services - 1.8%
Mantech International Corp. Cl. A	*	3,400	105,536
Micromuse, Inc.	*	16,100	91,126
The Ultimate Software Group, Inc.	* ##	4,500	73,800
			270,462
Entertainment Software - 1.8%
The 9, Ltd. - ADR	* ##	5,900	153,636
THQ, Inc.	*	3,900	114,153
			267,789
Finance-Credit Card - 0.7%
Metris Companies, Inc.	*	7,100	102,666

Finance-Investment Bankers/Brokers - 0.7%
Investment Technology Group, Inc.	*	5,000	105,100

Food-Wholesale/Distribution - 1.6%
Performance Food Group Co.	*	4,800	145,008
United Natural Foods, Inc.	*	3,100	94,147
			239,155
Hotels & Motels - 1.0%
Orient Express Hotels Ltd. Cl. A		4,700	148,849

Human Resources - 2.4%
Hudson Highland Group, Inc.	* ##	7,800	121,602
Korn/Ferry International	*	5,900	104,725
Labor Ready, Inc.	* ##	5,700	132,867
			359,194
Internet Infrastructure Software - 0.7%
Openwave Systems, Inc.	* ##	6,400	104,960

Investment Management/Advisor Services - 0.7%
Affiliated Managers Group, Inc.	*	1,500	102,495

Lasers-Systems/Components - 1.1%
Cymer, Inc.	* ##	3,000	79,050
Electro Scientific Industries, Inc.	*	4,900	87,612
			166,662
Machinery -Thermal Process - 0.4%
Global Power Equipment Group, Inc.	*	8,200	65,190

Machinery-Construction & Mining - 1.5%
Bucyrus International, Inc. Cl. A		2,600	98,748
JLG Industries Inc.	##	4,700	129,156
			227,904
Machinery-General Industry - 1.9%
Gardner Denver, Inc.	*	2,300	80,684
Manitowoc Co., Inc.		2,600	106,652
Wabtec Corp.	##	4,700	100,956
			288,292
Medical Information Systems - 1.4%
Allscripts Healthcare Solutions, Inc.	* ##	7,900	131,219
Quality Systems, Inc.		1,800	85,284
			216,503
Medical Instruments - 2.6%
Angiodynamics Inc.	*	4,000	86,960
DexCom, Inc.	* ##	6,500	81,185
NuVasive Inc.	*	4,800	79,776
Symmetry Medical Inc.	* ##	3,400	80,036
Ventana Medical Systems, Inc.	* ##	1,800	72,414
			400,371
Medical Laser Systems - 1.9%
Intralase Corp.	*	4,600	90,252
Laserscope	* ##	3,000	124,320
LCA-Vision, Inc.		1,600	77,536
			292,108
Medical Products - 2.0%
HealthTronics Surgical Services, Inc.	*	7,400	96,126
Mentor Corp.		2,600	107,848
West Pharmaceutical Services		3,600	100,980
			304,954
Medical-Biomedical/Genetics - 0.7%
Keryx Biopharmaceuticals, Inc.	* ##	8,500	112,200

Medical-Drugs - 0.8%
Prestige Brand Holdings, Inc.	* ##	6,300	122,850

Medical-Outpatient/Home Medical Care - 0.9%
Gentiva Health Services, Inc.		2,400	42,864
Option Care Inc.	##	6,750	95,175
			138,039
Miscellaneous Manufacturing - 0.6%
Applied Films Corp.	*	3,300	84,480

Motion Pictures & Services - 0.6%
Lions Gate Entertainment Corp.	*	9,200	94,392

Multilevel Direct Selling - 0.5%
Nu Skin Enterprises, Inc. Cl. A		3,200	74,560

Networking Products - 0.6%
Ixia	*	5,000	97,200

Non-Ferrous Metals - 0.7%
RTI International Metals, Inc.	*	3,500	109,935

Non-Hazardous Waste Disposal - 0.5%
Waste Connections, Inc.	*	1,900	70,851

Oil & Gas Drilling - 0.9%
Grey Wolf, Inc.	*	9,000	66,690
Pioneer Drilling Co.	*	4,700	71,722
			138,412
Oil Companies-Exploration & Production - 0.8%
Range Resources Corp.		1,400	37,660
Toreador Resources Corp.	* ##	3,400	82,586
			120,246
Oil-Field Services - 2.6%
Cal Dive International, Inc.	*	1,800	94,266
Global Industries, Ltd.	*	6,100	51,850
Oceaneering International, Inc.	*	1,600	61,840
Superior Energy Services, Inc.	*	4,200	74,760
Tetra Technologies, Inc.	*	3,600	114,660
			397,376
Pharmacy Services - 0.5%
Healthextras, Inc.	* ##	3,600	72,252

Physical Practice Management - 1.6%
American Healthways, Inc.	* ##	2,900	122,583
Matria Healthcare, Inc.	* ##	3,600	116,028
			238,611
Physical Therapy/Rehabilitation Centers - 0.4%
Psychiatric Solutions, Inc.	*	1,300	63,323

Private Corrections - 0.3%
Corrections Corp. of America	*	1,200	47,100

Property/Casualty Insurance - 0.6%
Ohio Casualty Corp.		4,100	99,138

Real Estate Management/Services - 1.9%
Jones Lang LaSalle, Inc.	*	1,800	79,614
Tarragon Corp.	* ##	3,200	80,800
Trammell Crow Co.	*	5,500	133,320
			293,734
Research & Development - 0.9%
SFBC International, Inc.	*	3,600	139,068

Resorts/Theme Parks - 1.0%
Great Wolf Resorts Inc.	*	2,000	40,880
Vail Resorts Inc.	*	3,800	106,780
			147,660
Respiratory Products - 0.7%
Respironics, Inc.	*	2,800	101,108

Retail-Apparel/Shoe - 1.3%
Children's Place Retail Stores, Inc.	*	1,300	60,671
Jos A Bank Clothiers, Inc.	* ##	3,125	135,312
			195,983
Retail-Catalog Shopping - 0.6%
Coldwater Creek, Inc.	*	3,800	94,658

Retail-Music Store - 0.5%
Guitar Center, Inc.	*	1,200	70,044

Retail-Restaurants - 1.0%
Luby's Inc.	*	7,100	84,845
McCormick & Schmick's Seafood Restaurants, Inc.	*	3,900	61,581
			146,426
Retail-Sporting Goods - 0.8%
The Sports Authority Inc.	* ##	3,800	120,840

Retirement/Aged Care - 0.6%
American Retirement Corp.	*	6,400	93,568

Semiconductor Components-Integrated Circuits - 0.8%
Standard Microsystems Corp.	*	5,000	116,900

Semiconductor Equipment - 3.6%
Brooks Automation, Inc.	* ##	6,700	99,495
Credence Systems Corp.	* ##	5,300	47,965
Entegris, Inc.	* ##	3,700	36,630
Photronics, Inc.	*	4,500	105,030
Rudolph Technologies, Inc.	*	4,700	67,351
Tessera Technologies, Inc.	*	1,000	33,410
Varian Semiconductor Equipment	*	1,600	59,200
Vecco Instruments, Inc.	* ##	6,100	99,308
			548,389
Steel Pipe &Tube - 0.7%
NS Group Inc.	*	3,100	100,781

Superconductor Products & Systems - 0.9%
Intermagnetics General Corp.	*	4,650	143,034

Telecommunications Services - 0.6%
Premiere Global Services, Inc.	*	7,900	89,191

Therapeutics - 2.2%
CV Therapeutics, Inc.	* ##	4,200	94,164
Nabi Biopharmaceuticals	*	8,300	126,409
Renovis Inc.	*	5,900	90,093
United Therapeutics Corp.	*	600	28,920
			339,586
Transactional Software - 0.4%
Open Solutions, Inc.	*	3,100	62,961

Transport-Equipment & Leasing - 0.6%
Greenbrier Cos, Inc.		3,600	97,560

Transport-Marine - 0.6%
Diana Shipping Inc.		6,700	98,088

Vitamins & Nutrition Products - 1.3%
Herbalife, Ltd.	*	5,300	114,533
Usana Health Sciences, Inc.	* ##	1,900	80,370
			194,903
Wire & Cable Products - 0.7%
General Cable Corp.	*	6,900	102,327

TOTAL COMMON STOCK
(Cost: $12,052,011)			14,563,617

		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 25.6%
Money Market Funds - 21.9%
Allianz Dresdner Daily Asset Fund, 3.230%	** ^	$3,314,638	$3,314,638

Time Deposit - 3.7%
Bank of America London
2.700%, 07/01/05		556,353	556,353

TOTAL SHORT TERM INVESTMENTS
(Cost: $3,870,991)			3,870,991

TOTAL INVESTMENTS - 121.7%
(Cost: $15,923,002)			18,434,608
LIABILITIES IN EXCESS OF OTHER ASSETS - (21.7%)			(3,285,845)
NET ASSETS - 100.0%			15,148,763

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
^	Affiliated institutional money market fund.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/05.
ADR - American Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005 (Unaudited)
	U.S. SMALL CAP VALUE FUND
		Number
		of Shares	Value
COMMON STOCK - 93.7%
Aerospace/Defense-Equipment - 1.6%
AAR Corp.	*	120,100	1,886,771

Building & Construction-Miscellaneous - 1.1%
Dycom Industries, Inc.	*	64,700	1,281,707

Building Products-Cement/Aggregate - 2.4%
Florida Rock Industries, Inc.		21,500	1,577,025
Texas Industries, Inc.		21,700	1,220,191
			2,797,216
Chemicals-Specialty - 1.2%
OM Group, Inc.	*	56,400	1,392,516

Coal - 0.7%
Foundation Coal Holdings, Inc.		30,900	801,546

Commercial Banks-Central US - 4.8%
Amcore Financial, Inc.		42,900	1,281,852
Associated Banc Corp.		40,750	1,371,645
First Financial Bancorp		55,800	1,054,620
Gold Banc Corp., Inc.		88,200	1,283,310
Macatawa Bank Corp.	##	18,980	658,416
Oak Hill Financial, Inc.		1,200	35,028
			5,684,871
Commercial Banks-Eastern US - 0.8%
Community Bank Systems, Inc.		39,300	958,527

Commercial Banks-Western US - 1.1%
Greater Bay Bancorp		49,400	1,302,678

Commercial Services - 0.9%
Sourcecorp, Inc.	*	55,100	1,092,082

Computers-Integrated Systems - 1.2%
MTS Systems Corp.		21,900	735,402
Radisys Corp.	*	41,000	662,150
			1,397,552
Computers-Memory Devices - 0.6%
Hutchinson Tech	*	18,500	712,435

Distribution/Wholesale - 1.2%
Hughes Supply, Inc.		50,100	1,407,810

Diversified Manufacturing Operations - 3.4%
Actuant Corp. Cl. A	*	18,400	882,096
Ameron International Corp.		18,300	684,420
ESCO Technologies, Inc.	*	16,500	1,663,200
Tredegar Corp.		46,600	726,960
			3,956,676
Electric-Integrated - 0.7%
CMS Energy Corp.	*	56,800	855,408

Electronic Components-Miscellaneous - 2.9%
Benchmark Electronics, Inc.	*	23,100	702,702
Methode Electronics, Inc. Cl. A		110,500	1,311,635
Rogers Corp.	*	33,800	1,370,590
			3,384,927
Finance-Auto Loans - 1.2%
AmeriCredit Corp.	*	56,100	1,430,550

Finance-Investment Bankers/Brokers - 0.6%
Knight Capital Group, Inc. Cl. A	*	96,400	734,568

Food-Miscellaneous/Diversified - 1.1%
Ralcorp Holdings, Inc.	*	30,900	1,271,535

Funeral Services & Related Items - 1.1%
Stewart Enterprises, Inc. Cl. A		202,100	1,321,734

Gas-Distribution - 2.6%
Energen Corp.		40,000	1,402,000
UGI Corp.		57,300	1,598,670
			3,000,670
Hotels & Motels - 0.8%
Jameson Inns, Inc.	*	420,000	970,200

Human Resources - 0.8%
Korn/Ferry International	*	55,300	981,575

Index Fund - Small Cap - 4.9%
iShares Russell 2000 Value Index Fund	* ##	89,700	5,767,710

Internet Applications Software - 0.9%
MatrixOne, Inc.	*	148,700	743,500
S1 Corp.	*	61,200	288,252
			1,031,752
Internet Infrastructure Software - 0.6%
TIBCO Software, Inc.	*	101,300	662,502

Lasers-Systems/Components - 1.0%
Cymer, Inc.	*	24,200	637,670
Rofin-Sinar Technologies, Inc.	*	18,100	593,680
			1,231,350
Machinery Tools & Related Products - 1.1%
Kennametal, Inc.		27,900	1,279,215

Machinery-Construction & Mining - 0.9%
Joy Global, Inc.		30,950	1,039,610

Machinery-General Industry - 3.0%
Albany International Corp. Cl. A		39,300	1,261,923
Gardner Denver, Inc.	*	34,900	1,224,292
Wabtec Corp.		50,800	1,091,184
			3,577,399
Medical Laser Systems - 1.1%
Candela Corp.	*	126,200	1,318,790

Medical-Biomedical/Genetics - 1.2%
Applera Corp. - Celera Genomics Group	*	62,900	690,013
Nektar Therapeutics	*	45,500	766,220
			1,456,233
Medical-Hospitals - 1.2%
LifePoint Hospitals, Inc.	*	28,800	1,454,976

Metal-Aluminum - 1.1%
Century Aluminum Co.	*	61,300	1,250,520

Motion Pictures & Services - 1.1%
Lions Gate Entertainment Corp.	*	126,000	1,292,760

Oil Companies-Exploration & Production - 0.7%
Forest Oil Corp.	*	19,000	798,000

Oil-Field Services - 0.6%
Superior Energy Services, Inc.	*	37,300	663,940

Physical Practice Management - 1.1%
Pediatrix Medical Group, Inc.	*	16,800	1,235,472

Pollution Control - 0.5%
Duratek, Inc.	*	26,300	609,634

Poultry - 1.0%
Gold Kist, Inc.	* ##	56,200	1,212,796

Power Conversion/Supply Equipment - 1.2%
Artesyn Technologies, Inc.	*	96,100	836,070
Power-One, Inc.	*	93,900	592,509
			1,428,579
Private Corrections - 1.1%
Corrections Corp. of America	*	34,300	1,346,275

Property/Casualty Insurance - 3.6%
Quanta Capital Holdings, Ltd.	*	141,500	881,545
Meadowbrook Insurance Group, Inc.	*	159,600	836,304
Navigators Group, Inc.	*	38,300	1,324,031
Tower Group, Inc.		79,300	1,239,459
			4,281,339
Publishing-Newspapers - 0.9%
Lee Enterprises, Inc.		27,100	1,086,439

Radio - 1.1%
Entercom Communications Corp. Cl. A	*	17,900	595,891
Radio One, Inc. Cl. D	*	53,200	679,364
			1,275,255
Recycling - 0.5%
Aleris International, Inc.	*	26,261	592,186

REITS-Diversified - 2.3%
Capital Automotive		28,300	1,080,211
People's Choice Financial Corp. 144A	* # +	82,800	745,200
Washington Real Estate Investment Trust		29,300	914,160
			2,739,571
REITS-Health Care - 0.8%
Ventas, Inc.		31,983	965,887

REITS-Hotels - 1.8%
Ashford Hospitality Trust, Inc.		94,800	1,023,840
DiamondRock Hospitality Co. 144A	* #	101,300	1,144,690
			2,168,530
REITS-Mortgage - 3.4%
ECC Capital Corp.		150,200	1,000,332
Fieldstone Investment Corp.	##	61,700	888,480
Jer Investors Trust, Inc. 144A	* # +	50,400	753,480
Newcastle Investment Corp.		46,300	1,395,945
			4,038,237
REITS-Shopping Centers - 0.9%
Equity One, Inc.		45,400	1,030,580

Retail-Apparel/Shoe - 2.3%
Charming Shoppes, Inc.	*	159,300	1,486,269
Claires Stores, Inc.		52,200	1,255,410
			2,741,679
Retail-Convenience Store - 0.7%
Casey's General Stores, Inc.		40,300	798,746

Retail-Pawn Shops - 1.2%
Cash America International, Inc.		71,000	1,428,520

Retail-Regional Department Stores - 0.8%
Neiman-Marcus Group, Inc. Cl. A		9,800	949,816

Retail-Restaurants - 0.6%
Lone Star Steakhouse & Saloon, Inc.		21,600	656,856

Rubber-Tires - 1.2%
Cooper Tire & Rubber Co.		75,000	1,392,750

Savings & Loans/Thrifts-Central US - 1.1%
MAF Bancorp, Inc.		31,300	1,334,319

Savings & Loans/Thrifts-Eastern US - 2.8%
Brookline Bancorp, Inc.		79,528	1,293,125
First Niagara Financial Group, Inc.		109,000	1,589,220
Parkvale Financial Corp.		17,000	461,550
			3,343,895
Schools - 0.3%
Concorde Career Colleges, Inc.	*	25,100	342,615

Semiconductor Components-Integrated Circuits - 1.1%
Chipmos Technologies Bermuda, Ltd.	*	102,500	677,525
ASE Test, Ltd.	*	89,600	577,024
			1,254,549
Semiconductor Equipment - 0.6%
Mattson Technology, Inc.	*	100,600	720,296

Telecommunications Equipment - 0.7%
Comtech Telecommunications Corp.	*	23,650	771,699

Telecommunications Services - 0.5%
Premiere Global Services, Inc.	*	50,600	571,274

Theaters - 0.9%
Carmike Cinemas, Inc.		33,800	1,036,984

Therapeutics - 1.7%
CV Therapeutics, Inc.	* ##	31,900	715,198
Medarex, Inc.	*	156,800	1,306,144
			2,021,342
Transport-Rail - 1.1%
Genesee & Wyoming, Inc. Cl. A	*	47,950	1,304,720

Transport-Services - 1.4%
Universal Truckload Services	*	96,100	1,623,129

Transport-Truck - 1.0%
Old Dominion Freight Line, Inc.	*	43,900	1,177,837

Venture Capital - 1.3%
KKR Financial Corp. 144A	* #	62,950	1,573,750

TOTAL COMMON STOCK
(Cost: $95,467,303)			110,503,867
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 13.5%
Money Market Funds - 7.2%	** ^
Allianz Dresdner Daily Asset Fund, 3.230%		8,509,250	8,509,250

Time Deposit - 6.3%
Bank of America London
2.700%, 07/01/05		7,364,366	7,364,366

TOTAL SHORT TERM INVESTMENTS
(Cost: $15,873,616)			15,873,616

TOTAL INVESTMENTS - 107.2%
(Cost: $111,340,919)			126,377,483
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.2%)			(8,513,874)
NET ASSETS - 100.0%			117,863,609

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
+	Illiquid securities. Total cost of illiquid securities as of June 30, 2005 was $1,584,000. Total market value of illiquid securities owned at June 30, 2005 was $1,498,680 or 1.27% of net assets.
#	144A Security. Fair value private placement security exempt from registration under rule 144A.
	The total value at June 30, 2005 was $4,217,120 or 3.58% of net assets.
^	Affiliated institutional money market fund.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/05.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005 (Unaudited)
	U.S. LARGE CAP VALUE FUND
		Number
		of Shares	Value
COMMON STOCK - 96.8%
Aerospace/Defense - 0.9%
Raytheon Co.		5,000	195,600

Applications Software - 3.2%
Microsoft Corp.		27,500	683,100

Beverages-non-Alcoholic - 1.1%
PepsiCo, Inc.		4,500	242,685

Cable TV - 1.8%
Comcast Corp. Cl. A	*	12,500	383,750

Commercial Banks-Eastern US - 2.7%
North Fork Bancorp., Inc.		20,450	574,441

Computers - 1.4%
International Business Machines Corp.		4,000	296,800

Consumer Products-Miscellaneous - 1.0%
Fortune Brands, Inc.		2,400	213,120

Diversified Manufacturing Operations - 11.9%
General Electric Co.		22,400	776,160
ITT Industries, Inc.		10,100	986,063
Textron, Inc.		6,100	462,685
Tyco International, Ltd.		10,300	300,760
			2,525,668
Electric-Integrated - 1.1%
Public Services Enterprise Group, Inc.		4,000	243,280

Electronic Components-Semiconductors - 5.5%
Freescale Semiconductor, Inc.	*	27,140	574,825
PPL Corp.		4,500	267,210
Texas Instuments, Inc.		11,400	319,998
			1,162,033
Fiduciary Banks - 1.1%
Bank of New York Co., Inc.		8,500	244,630

Finance-Investment Bankers/Brokers - 3.9%
Morgan Stanley Dean Witter & Co.		15,700	823,779

Finance-Mortgage Loan/Banker - 1.8%
Countrywide Credit Industries, Inc.		9,900	382,239

Financial Guarantee Insurance - 3.0%
Ambac Financial Group, Inc.		9,300	648,768

Industrial Gases - 2.3%
Praxair, Inc.		10,700	498,620

Medical-Drugs - 3.9%
Abbott Laboratories		7,500	367,575
Pfizer, Inc.		16,400	452,312
			819,887
Medical-HMO - 2.4%
Wellpoint, Inc.	*	7,200	501,408

Multi-line Insurance - 6.1%
Allstate Corp.		6,600	394,350
American International Group, Inc.		15,600	906,360
			1,300,710
Multimedia - 5.0%
Time Warner, Inc.	*	35,700	596,547
Viacom, Inc. Cl. B		7,300	233,746
Walt Disney Co.		9,000	226,620
			1,056,913
Oil Companies-Exploration & Production - 2.4%
Apache Corp.		7,850	507,110

Oil Companies-Integrated - 11.0%
ChevronTexaco Corp.		7,000	391,440
ConocoPhillips		17,420	1,001,476
Exxon Mobil Corp.		16,600	954,002
			2,346,918
Retail-Regional Department Stores - 4.1%
Federated Department Stores, Inc.		11,900	872,032

Savings & Loans/Thrifts-Western US - 4.0%
Washington Mutual, Inc.		21,100	858,559

Steel-Producers - 1.4%
United States Steel Corp.		8,700	299,019

Super-Regional Banks-US - 8.3%
Bank of America Corp.		12,912	588,916
US Bancorp		15,600	455,520
Wells Fargo & Co.		11,700	720,486
			1,764,922
Telephone-Integrated - 3.6%
Sprint Corp.		18,200	456,638
Verizon Communications, Inc.		9,200	317,860
			774,498
Tobacco - 1.9%
Altria Group, Inc.		6,100	394,426

TOTAL COMMON STOCK
(Cost: $16,079,432)			20,614,915
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 3.2%
Time Deposit - 3.2%
Citibank Nassau
2.700%, 07/01/05
( Cost: $679,912)		679,912	679,912

TOTAL INVESTMENTS - 100.0%
(Cost: $16,759,344)			21,294,827
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%			8,730
NET ASSETS - 100.0%			21,303,557

*	Non-income producing securities.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005 (Unaudited)
	U.S. SYSTEMATIC LARGE CAP GROWTH FUND
		Number
		of Shares	Value
COMMON STOCK - 99.0%
Aerospace/Defense - 2.6%
Lockheed Martin Corp.		2,200	142,714
Raytheon Co.		3,100	121,272
			263,986
Agricultural Operations - 1.4%
Monsanto Co.		2,300	144,601

Apparel Manufacturers - 1.1%
V F Corp.		1,900	108,718

Applications Software - 1.1%
Microsoft Corp.		4,500	111,780

Beverages-Wine/Spirits - 1.5%
Brown-Forman Corp. Cl. B		2,600	157,196

Building-Residential/Commercial - 0.8%
KB Home		1,000	76,230

Cable TV - 1.0%
Cablevision Systems Cl. A	*	3,000	96,600

Chemicals-Diversified - 0.7%
PPG Industries, Inc.		1,200	75,312

Commercial Services - 0.8%
Alliance Data Systems Corp.	*	2,000	81,120

Computer Aided Design - 1.6%
Autodesk, Inc.		4,800	164,976

Computer Services - 0.7%
Electronic Data Systems Corp.		3,900	75,075

Computers - 7.0%
Apple Computer, Inc.	*	3,600	132,516
Dell, Inc.	*	7,800	308,178
International Business Machines Corp.		3,600	267,120
			707,814
Computers-Memory Devices - 0.8%
EMC Corp.	*	6,200	85,002

Cosmetics & Toiletries - 3.6%
Procter & Gamble Co.		5,500	290,125
The Gillette Co.		1,500	75,945
			366,070
Diversified Manufacturing Operations - 4.1%
General Electric Co.		8,600	297,990
Textron, Inc.		1,500	113,775
			411,765
Diversified Operations/Commercial Services - 1.3%
Cendant Corp.		6,000	134,220

Electric Products-Miscellaneous - 1.4%
Emerson Electric Co.		2,200	137,786

Electric-Integrated - 1.3%
TXU Corp.		1,600	132,944

Electronic Components-Semiconductors - 5.5%
Broadcom Corp. Cl. A	*	1,200	42,612
Intel Corp.		17,200	448,232
NVIDIA Corp.	*	2,500	66,800
			557,644
Electronic Forms - 0.9%
Adobe Systems, Inc.		3,100	88,722

Enterprise Software/Services - 2.1%
Oracle Corp.	*	16,100	212,520

Food-Miscellaneous/Diversified - 0.6%
Kraft Foods, Inc. Cl. A		1,900	60,439

Food-Retail - 0.5%
Whole Foods Market, Inc.		400	47,320

Home Decoration Products - 1.1%
Newell Rubbermaid, Inc.		4,700	112,048

Industrial Automation/Robotics - 0.6%
Rockwell Automation, Inc.		1,200	58,452

Instruments-Scientific - 1.2%
PerkinElmer, Inc.		6,400	120,960

Internet Security - 1.7%
CheckFree Corp.	*	2,100	71,526
VeriSign, Inc.	*	3,600	103,536
			175,062
Medical Instruments - 0.6%
Guidant Corp.		900	60,570

Medical Labs&Testing Services - 1.5%
Covance, Inc.	*	3,300	148,071

Medical Products - 4.5%
Becton Dickinson & Co.		2,400	125,928
Johnson & Johnson		5,100	331,500
			457,428
Medical-Biomedical/Genetics - 3.1%
Amgen, Inc.	*	3,500	211,610
Invitrogen Corp.	*	1,200	99,948
			311,558
Medical-Drugs - 3.3%
Abbott Laboratories		1,300	63,713
Pfizer, Inc.		4,300	118,594
Schering-Plough Corp.		2,600	49,556
Sepracor, Inc.	*	1,700	102,017
			333,880
Medical-HMO - 6.9%
Aetna, Inc.		1,900	157,358
Humana, Inc.	*	3,400	135,116
UnitedHealth Group, Inc.		5,500	286,770
Wellpoint, Inc.	*	1,700	118,388
			697,632
Medical-Wholesale Drug Distributors - 0.7%
Cardinal Health, Inc.		1,200	69,096

Multimedia - 2.5%
Gemstar - TV Guide International, Inc.	*	21,200	76,108
Time Warner, Inc.	*	2,500	41,775
Viacom, Inc. Cl. B		4,300	137,686
			255,569
Networking Products - 1.3%
Cisco Systems, Inc.	*	6,900	131,859

Oil & Gas Drilling - 4.6%
Diamond Offshore Drilling		3,800	203,034
Pride International, Inc.	*	5,300	136,210
Transocean Sedco Forex, Inc.	*	2,400	129,528
			468,772
Oil Companies-Integrated - 1.1%
ConocoPhillips		1,900	109,231

Optical Supplies - 1.1%
Alcon, Inc.		1,000	109,350

Property/Casualty Insurance - 2.5%
Ace, Ltd.		2,400	107,640
Chubb Corp.		1,700	145,537
			253,177
Radio - 0.4%
Sirius Satellite Radio, Inc.	*	6,900	44,712

Retail-Apparel/Shoe - 3.1%
Abercrombie & Fitch Co. Cl. A		2,100	144,270
American Eagle Outfitters, Inc.		3,000	91,950
Gap, Inc.		4,000	79,000
			315,220
Retail-Discount - 1.5%
Target Corp.		2,800	152,348

Retail-Office Supplies - 1.0%
Staples, Inc.		4,700	100,204

Retail-Regional Department Stores - 1.2%
Federated Department Stores, Inc.		1,700	124,576

Retail-Restaurants - 0.9%
Darden Restaurants, Inc.		2,800	92,344

Telecommunications Equipment - 0.6%
QUALCOMM, Inc.		1,700	56,117

Telecommunications Equipment Fiber Optics - 0.8%
Corning, Inc.	*	5,000	83,100

Telephone-Integrated - 2.6%
AT&T Corp.		8,100	154,224
Verizon Communications, Inc.		3,200	110,560
			264,784
Transport-Air Freight - 1.3%
CNF, Inc.		2,900	130,210

Transport-Rail - 3.3%
Burlington Northern Santa Fe Corp.		2,600	122,408
CSX Corp.		2,000	85,320
Norfolk Southern Corp.		4,000	123,840
			331,568
Transport-Services - 0.4%
Fedex Corp.		500	40,505

Transport-Truck - 0.8%
Yellow Roadway Corp.	*	1,600	81,280

Wireless Equipment - 0.4%
Motorola, Inc.		2,500	45,650

TOTAL COMMON STOCK
(Cost: $8,972,749)			10,033,173
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 1.1%
Time Deposit - 1.1%
Bank of America London
2.700%, 07/01/05
( Cost: $112,345)		112,345	112,345

TOTAL INVESTMENTS - 100.1%
(Cost: $9,085,094)			10,145,518
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)			(10,200)
NET ASSETS - 100.0%			10,135,318

* Non-income producing securities.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005 (Unaudited)
	U.S. SYSTEMATIC SMID GROWTH FUND
		Number
		of Shares	Value
COMMON STOCK - 96.0%
Aerospace/Defense - 0.7%
Titan Corp.	*	2,200	50,028

Aerospace/Defense-Equipment - 0.6%
BE Aerospace, Inc.	*	2,900	45,327

Apparel Manufacturers - 0.7%
Oshkosh B'Gosh, Inc. Cl. A		1,100	28,589
Quiksilver, Inc.	*	1,400	22,372
			50,961
Applications Software - 1.6%
Mercury Interactive Corp.	*	600	23,016
Progress Software Corp.	*	1,400	42,210
SS&C Technologies, Inc.		1,400	44,352
			109,578
Building & Construction Products-Miscellaneous - 0.7%
USG Corp.	##	1,100	46,750

Building Products-Cement/Aggregate - 0.5%
Martin Marietta Materials, Inc.		500	34,560

Building-Residential/Commercial - 1.6%
Standard-Pacific Corp.		1,300	114,335

Cable TV - 1.7%
Cablevision Systems Cl. A		3,600	115,920

Chemicals-Specialty - 1.7%
Crompton Corp.		5,400	76,410
Eastman Chemical Co.		800	44,120
			120,530
Coal - 1.0%
Alliance Resource Partners		900	66,600

Commercial Services - 1.0%
Alliance Data Systems Corp.	*	1,700	68,952

Computer Services - 0.6%
Sykes Enterprises Inc.	*	4,100	38,868

Computers-Integrated Systems - 0.6%
McData Corp. Cl. A	*	10,700	42,800

Computers-Memory Devices - 1.5%
Maxtor Corp.	*	12,400	64,480
Western Digital Corp.	*	2,800	37,576
			102,056
Consumer Products-Miscellaneous - 3.2%
American Greetings Corp. Cl. A	##	1,300	34,450
CNS, Inc.		3,000	68,550
Playtex Products Inc.		4,700	50,572
Tupperware Corp.		2,900	67,773
			221,345
Data Processing/Management - 1.3%
The Dun & Bradstreet Corp.	*	1,500	92,475

Diagnostic Kits - 0.4%
Idexx Laboratories, Inc.	*	400	24,932

Distribution/Wholesale - 1.1%
Aviall, Inc.	*	2,400	75,816

Diversified Manufacturing Operations - 0.5%
Blount International, Inc.	*	1,900	31,711

E-Commerce/Services - 0.5%
WebMD Corp.	*	3,200	32,864

Electric-Integrated - 0.8%
IDACORP, Inc.		1,800	55,134

Electronic Components-Miscellaneous - 0.8%
Sanmina Corp.	*	6,600	36,102
Solectron Corp.	*	5,800	21,982
			58,084
Electronic Components-Semiconductors - 2.7%
Fairchild Semiconductor International, Inc. Cl. A	*	3,400	50,150
LSI Logic Corp.	*	8,300	70,467
PMC - Sierra, Inc.	*	4,600	42,918
QLogic Corp.	*	900	27,783
			191,318
Electronic Connectors - 0.8%
Thomas & Betts Corp.	*	1,900	53,656

Electronic Measure Instruments - 0.8%
Itron, Inc.	*	1,300	58,084

Electronic Parts Distribution - 0.8%
Avnet, Inc.	*	2,600	58,578

Enterprise Software/Services - 1.2%
Mantech International Corp. Cl. A	*	1,800	55,872
Micromuse, Inc.	*	4,900	27,734
			83,606
Fiduciary Banks - 0.4%
Investors Financial Services Corp.		800	30,256

Finance-Consumer Loans - 1.2%
First Marblehead Corp.	*	2,400	84,144

Finance-Investment Bankers/Brokers - 1.4%
Investment Technology Group, Inc.	*	4,800	100,896

Finance-Mortgage Loan/Banker - 0.6%
CharterMac		1,800	39,528

Food-Baking - 0.4%
Flowers Foods, Inc.		700	24,752

Food-Miscellaneous/Diversified - 1.4%
Corn Products International, Inc.		1,200	28,512
Seaboard Corp.		40	66,560
			95,072
Funeral Services & Related Items - 0.5%
Stewart Enterprises, Inc. Cl. A	*	5,700	37,278

Gas-Distribution - 0.6%
Piedmont Natural Gas Co.	##	1,800	43,236

Human Resources - 0.5%
Korn/Ferry International	*	2,000	35,500

Identification Systems/Devices - 0.4%
Checkpoint Systems, Inc.	*	1,500	26,550

Instruments-Controls - 0.5%
Thermo Electron Corp.	*	1,400	37,618

Instruments-Scientific - 1.4%
PerkinElmer, Inc.		5,300	100,170

Internet Applications Software - 0.5%
Realnetworks, Inc.	*	6,600	32,802

Internet Security - 3.1%
CheckFree Corp.	*	1,800	61,308
Internet Security Systems, Inc.	*	2,700	54,783
McAfee, Inc.	*	3,800	99,484
			215,575
Investment Management/Advisor Services - 0.7%
National Financial Partners Corp.		1,200	46,968

Machinery-Construction & Mining - 1.0%
Joy Global, Inc.		700	23,513
Terex Corp.	*	1,200	47,280
			70,793
Machinery-General Industry - 0.5%
Gardner Denver, Inc.	*	1,000	35,080

Medical Information Systems - 0.4%
Per-SE Technologies, Inc.	*	1,400	29,428

Medical Instruments - 1.6%
Intuitive Surgical, Inc.	*	1,600	74,624
Thoratec Corp.	*	2,400	36,816
			111,440
Medical Laser Systems - 1.0%
Lca-Vision, Inc.		1,450	70,267

Medical Products - 2.6%
Haemonetics Corp.	*	1,600	65,024
Lifecore Biomedical, Inc.	*	3,900	42,510
Orthofix International NV		1,700	73,168
			180,702
Medical-Biomedical/Genetics - 0.5%
Invitrogen Corp.	*	400	33,316

Medical-Drugs - 1.6%
First Horizon Pharmaceutical Corp.	*	1,600	30,464
Sepracor, Inc.	*	1,300	78,013
			108,477
Medical-HMO - 2.8%
Coventry Health Care, Inc.	*	1,050	74,288
Magellan Health Services, Inc.		1,500	52,965
Sierra Health Services, Inc.	*	1,000	71,460
			198,713
Medical-Hospitals - 0.5%
Medcath Corp.		1,300	36,127

Medical-Nursing Homes - 1.7%
Genesis Healthcare Corp.	*	2,500	115,700

Medical-Outpatient/Home Medical Care - 0.9%
Amedisys, Inc.	* ##	1,700	62,526

Metal Processors & Fabrication - 1.9%
Precision CastParts Corp.		900	70,110
Quanex Corp.		1,200	63,612
			133,722
Metal-Iron - 0.3%
Mesabi Trust		1,700	23,613

Multimedia - 2.4%
Gemstar - TV Guide International, Inc.	*	17,600	63,184
Media General, Inc. Cl. A		1,600	103,616
			166,800
Oil & Gas Drilling - 1.7%
Todco Cl. A	*	4,500	115,515

Oil Companies-Exploration & Production - 2.8%
Berry Petroleum Co. Cl. A		700	37,016
Cimarex Energy Co.		900	35,019
Houston Exploration Co.	*	1,200	63,660
Petroquest Energy, Inc.		6,500	42,705
Whiting Petroleum Corp.	*	500	18,155
			196,555
Oil Field Machinery & Equipment - 1.9%
Grant Prideco, Inc.	*	3,000	79,350
Universal Compression Holdings, Inc.	*	1,500	54,360
			133,710
Oil-Field Services - 1.6%
Cal Dive International, Inc.	*	2,200	115,214

Optical Supplies - 0.7%
Oakley, Inc.		3,000	51,090

Paper & Related Products - 1.0%
Rock-Tenn Co. Cl. A		1,600	20,240
Temple-Inland, Inc.		1,400	52,010
			72,250
Power Conversion/Supply Equipment - 0.5%
C & D Technologies, Inc.		3,500	32,165

Property/Casualty Insurance - 1.6%
Berkley Corp.		3,050	108,824

Racetracks - 0.7%
Penn National Gaming, Inc.	*	1,300	47,450

Radio - 0.6%
Entercom Communications Corp. Cl. A	*	1,200	39,948

Real Estate Management/Services - 0.5%
Jones Lang LaSalle, Inc.	*	800	35,384

Research & Development - 0.9%
Kendle International, Inc.		2,100	31,815
Pharmaceutical Product Development, Inc.	*	700	32,802
			64,617
Retail-Apparel/Shoe - 3.3%
American Eagle Outfitters, Inc.	*	1,800	55,170
Charming Shoppes, Inc.	*	4,900	45,717
Children's Place Retail Stores, Inc.	*	600	28,002
Men's Wearhouse, Inc.	*	1,200	41,316
Shoe Carnival, Inc.		1,200	26,112
Stein Mart, Inc.	*	1,600	35,200
			231,517
Retail-Convenience Store - 0.8%
Seven-Eleven, Inc.	*	1,900	57,456

Retail-Drug Store - 0.6%
Longs Drug Stores Corp.		1,000	43,050

Retail-Pawn Shops - 0.2%
Ezcorp, Inc. Cl. A		1,600	17,152

Retail-Restaurants - 1.0%
Brinker International, Inc.	*	700	28,035
Famous Dave's of America, Inc.	*	3,900	38,493
			66,528
Retirement/Aged Care - 0.3%
American Retirement Corp.	*	1,400	20,468

Savings & Loans/Thrifts-Eastern US - 0.5%
Newalliance Bancshares, Inc.		2,400	33,720

Semiconductor Components-Integrated Circuits - 0.7%
Integrated Device Technology, Inc.	*	4,600	49,450

Semiconductor Equipment - 1.2%
Axcelis Technologies, Inc.	*	7,100	48,706
Kulicke & Soffa Industries, Inc.	*	4,800	37,968
			86,674
Telecommunications Equipment - 2.2%
Comtech Telecommunications Corp.	*	1,500	48,945
Harris Corp.		1,800	56,178
Nice Systems, Ltd. - ADR		1,300	51,311
			156,434
Telecommunications Services - 0.9%
Intrado, Inc.	*	4,000	59,840

Transport-Air Freight - 1.0%
CNF, Inc.		1,500	67,350

Transport-Rail - 0.4%
Kansas City Southern		1,400	28,252

Transport-Truck - 1.4%
Yellow Roadway Corp.	*	1,900	96,520

Trucking & Leasing - 1.0%
Gatx Corp.		2,100	72,450

Web Portals/ISP - 0.7%
Trizetto Group, Inc.	*	3,500	49,035

Wireless Equipment - 1.8%
Crown Castle International Corp.	*	6,200	125,984

X-Ray Equipment - 0.8%
Hologic, Inc.	*	1,400	55,650

TOTAL COMMON STOCK
(Cost: $6,103,108)			6,702,169
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 4.2%
Money Market Funds - 2.2%
Allianz Dresdner Daily Asset Fund, 3.230%	** ^	155,900	155,900

Time Deposit - 2.0%
Citibank Nassau
2.700%, 07/01/05		139,234	139,234

TOTAL SHORT TERM INVESTMENTS
(Cost: $295,134)			295,134

TOTAL INVESTMENTS - 100.2%
(Cost: $6,398,242)			6,997,303
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)			(17,287)
NET ASSETS - 100.0%			6,980,016

*	Non-income producing securities.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005 (Unaudited)
	U.S. CONVERTIBLE FUND
		Principal
		Amount	Value
CONVERTIBLE CORPORATE BOND - 76.0%
Aerospace/Defense - 1.5%
Lockheed Martin Corp.++
3.018%, 08/15/33		450,000	481,235

Aerospace/Defense-Equipment - 1.6%
Gencorp, Inc.
2.250%, 11/15/24		465,000	514,988

Broadcast Services/Programming - 1.5%
Liberty Media Group
0.750%, 03/30/23		445,000	471,700

Casino Hotels - 1.5%
Caesars Entertainment, Inc.++
3.141%, 04/15/24		390,000	493,077

Casino Services - 1.6%
Scientific Games Corp. 144A#
0.750%, 12/01/24		480,000	520,800

Cellular Telecommunications - 4.7%
Nextel Communications, Inc. Cl. A
5.250%, 01/15/10		465,000	469,069
Nextel Partners, Inc.
1.500%, 11/15/08		155,000	515,181
NII Holdings, Inc.
3.500%, 09/15/33		211,000	523,544
			1,507,794
Chemicals-Specialty - 0.7%
Millennium Chemicals, Inc.
4.000%, 11/15/23		105,000	211,313

Commercial Services-Finance - 1.6%
Euronet Worldwide, Inc.
1.625%, 12/15/24		265,000	285,206
Euronet Worldwide, Inc. 144A#
1.625%, 12/15/24		225,000	242,156
			527,362
Consulting Services - 0.9%
Charles River Associates, Inc.
2.875%, 06/15/34		200,000	302,750

Cruise Lines - 1.4%
Carnival Corp.
0.000%, 10/24/21		490,000	445,900

Diversified Manufacturing Operations - 2.6%
Roper Industries, Inc.++
1.481%, 01/15/34		985,000	513,431
Tyco International Group S.A.
3.125%, 01/15/23		236,000	327,450
			840,881
Drug Delivery Systems - 1.7%
Alza Corp.
0.000%, 07/28/20		610,000	547,475

Electric-Integrated - 3.4%
CMS Energy Corp.
2.875%, 12/01/24		410,000	498,150
PPL Energy Supply LLC
2.625%, 05/15/23		494,000	590,948
			1,089,098
Enterprise Software/Services - 1.4%
Computer Associates International, Inc.
1.625%, 12/15/09		322,000	458,447

Finance-Auto Loans - 1.5%
AmeriCredit Corp.
1.750%, 11/15/23		340,000	488,325

Finance-Consumer Loans - 1.5%
SLM Corp.++
3.111%, 07/25/35		470,000	478,310

Hotels & Motels - 1.6%
Hilton Hotels Corp.
3.375%, 04/15/23		415,000	501,631

Instruments-Scientific - 1.6%
Fisher Scientific International, Inc.
2.500%, 10/01/23		352,000	516,120

Machinery -Thermal Process - 1.8%
Actuant Corp.
2.000%, 11/15/23		446,000	580,357

Medical Instruments - 1.6%
Medtronic, Inc.
1.250%, 09/15/21		515,000	513,069

Medical-Drugs - 3.6%
Celgene Corp.
1.750%, 06/01/08		230,000	405,662
Sepracor, Inc.
0.000%, 12/15/10		209,000	424,009
Teva Pharmaceutical Industries, Inc.
0.250%, 02/01/24		325,000	323,781
			1,153,452
Medical-HMO - 1.6%
Sierra Health Services, Inc.
2.250%, 03/15/23		131,000	515,158

Medical-Hospitals - 0.7%
Universal Health Services, Inc.
0.426%, 06/23/20		300,000	213,000

Medical-Nursing Homes - 1.7%
Genesis HealthCare Corp. 144A#
2.500%, 03/15/25		500,000	538,125

Metal-Diversified - 1.0%
Inco, Ltd.
0.000%, 03/29/21		317,000	320,170

Motion Pictures & Services - 1.1%
Lions Gate Entertainment Corp.
2.938%, 10/15/24		315,000	344,137

Multi-line Insurance - 1.5%
Metlife, Inc. Cl. B
6.375%, 08/15/08		18,550	491,575

Networking Products - 1.4%
Anixter International, Inc.
0.000%, 07/07/33		865,000	463,856

Oil & Gas Drilling - 2.2%
Diamond Offshore Drilling, Inc.
1.500%, 04/15/31		185,000	227,550
Pride International, Inc.
3.250%, 05/01/33		390,000	468,488
			696,038
Oil-Field Services - 1.6%
Schlumberger, Ltd.
1.500%, 06/01/23		460,000	530,150

Optical Supplies - 1.6%
Bausch & Lomb, Inc.++
2.486%, 08/01/23		332,000	509,663

Printing-Commercial - 3.3%
Bowne & Co., Inc.
5.000%, 10/01/33		460,000	498,525
World Color Press, Inc.
6.000%, 10/01/07		550,000	562,375
			1,060,900
Research & Development - 1.2%
SFBC International, Inc.
2.250%, 08/15/24		335,000	382,738

Retail-Apparel/Shoe - 1.9%
Dress Barn, Inc.
2.500%, 12/15/24		175,000	218,531
Men's Wearhouse, Inc.
3.125%, 10/15/23		300,000	394,125
			612,656
Retail-Building Products - 1.7%
Lowe's Cos., Inc.
0.000%, 02/16/21		560,000	539,000

Retail-Music Store - 1.4%
Guitar Center, Inc.
4.000%, 07/15/13		266,000	456,523

Rubber-Tires - 1.4%
Goodyear Tire & Rubber Co. 144A#
4.000%, 06/15/34		315,000	439,819

Semiconductor Components-Integrated Circuits - 0.9%
Cypress Semiconductor Corp.
1.250%, 06/15/08		285,000	302,812

Telecommunications Equipment - 3.0%
Comverse Technology, Inc.
0.000%, 05/15/23		364,000	502,775
Harris Corp.
3.500%, 08/15/22		325,000	474,094
			976,869
Telephone-Integrated - 1.4%
CenturyTel, Inc.
4.750%, 08/01/32		435,000	455,662

Toys - 1.6%
Hasbro, Inc.
2.750%, 12/01/21		460,000	507,725

Web Portals/ISP - 0.9%
Yahoo, Inc.
0.000%, 04/01/08		165,000	285,244

Wireless Equipment - 3.6%
American Tower Corp.
3.000%, 08/15/12		430,000	516,537
Crown Castle International Corp.
4.000%, 07/15/10		307,000	633,571
			1,150,108
TOTAL CONVERTIBLE CORPORATE BOND
(Cost: $21,476,826)			24,436,012
		Principal
		Amount	Value
CONVERTIBLE PREFERRED STOCK - 16.1%
Cellular Telecommunications - 1.7%
Alamosa Holdings, Inc.
7.500%, 07/31/13		510	538,082

Coal - 1.4%
Arch Coal, Inc.
5.000%, 12/31/49		3,490	464,388

Electric-Generation - 1.7%
AES Trust III
6.750%, 10/15/29		11,568	558,734

Financial Guarantee Insurance - 1.5%
PMI Group, Inc.
5.875%, 11/15/06		19,250	472,203

Medical-Drugs - 1.5%
Schering-Plough Corp.	*
6.000%, 09/14/07		9,491	483,851

Multi-line Insurance - 1.4%
Hartford Financial Services Group
7.000%, 08/16/06		6,350	439,420

Office Automation & Equipment - 1.3%
Xerox Corp.
6.250%, 07/01/06		3,510	417,901

Oil Companies-Exploration & Production - 1.6%
Chesapeake Energy Corp.
5.000%, 12/31/49		3,390	502,974

Pipelines - 1.6%
Williams Holdings of Delaware
5.500%, 06/01/33		5,490	500,963

Reinsurance - 1.0%
Platinum Underwriters Holdings, Inc.
7.000%, 11/15/05		10,795	321,151

Telecommunications Equipment Fiber Optics - 1.4%
Corning, Inc.
7.000%, 08/16/05		548	462,923

TOTAL CONVERTIBLE PREFERRED STOCK
(Cost: $4,024,108)			5,162,590
		Number
		of Shares	Value
COMMON STOCK - 5.5%
Finance-Credit Card - 1.1%
Capital One Financial Corp.		4,316	345,323

Medical-Drugs - 0.8%
Wyeth++		240,000	247,006

Medical-HMO - 1.6%
Wellpoint, Inc.	*	7,321	509,834

Multi-line Insurance - 0.9%
Prudential Financial, Inc.		4,725	310,243

Physical Practice Management - 1.1%
Matria Healthcare, Inc.	* ##	11,281	363,587

TOTAL COMMON STOCK
(Cost: $1,077,305)			1,775,993
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 2.2%
Money Market Funds - 0.5%
Allianz Dresdner Daily Asset Fund, 3.230%	** ^	159,250	159,250

Time Deposit - 1.7%
Bank of America London
2.700%, 07/01/05		536,996	536,996

TOTAL SHORT TERM INVESTMENTS
(Cost: $696,246)			696,246

TOTAL INVESTMENTS - 99.8%
(Cost: $27,274,485)			32,070,841
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%			60,245
NET ASSETS - 100.0%			32,131,086

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
^	Affiliated institutional money market fund.
#	144A Security. Certain condition to public sale may exist.
	The total market value of 144A securities owned at June 30, 2005 was $1,740,900 or 5.42%.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/05.
++	The coupon rate shown on floating rate securities represents the rate at period end.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005 (Unaudited)
	GLOBAL SELECT FUND
		Number
		of Shares	Value
COMMON STOCK - 96.6%
Belgium - 0.7%
KBC Group S.A.	##	11,913	941,787

China - 2.4%
China Shenhua Energy Co., Ltd.	*	684,000	659,951
Foxconn International Holdings, Ltd.	*	2,140,000	1,610,513
Global Bio-Chem Technology Group Co., Ltd.	##	1,470,000	912,450
			3,182,914
Egypt - 0.8%
Orascom Telecom SAE - GDR	*	20,733	1,042,663

France - 3.1%
Pinault Printemps Redoute S.A.	* ##	10,739	1,109,000
Publicis Groupe	* ##	42,906	1,268,996
Sanofi - Synthelabo S.A.	##	20,807	1,710,401
STMicroelectronics NV		70,244	1,127,642
			5,216,039
Germany - 3.4%
BASF AG	*	16,153	1,075,560
Bayer Vereinsbank AG	*	42,593	1,109,168
Hypo Real Estate Holding AG	*	29,753	1,134,285
Stada Arzneimittel AG		31,882	1,159,868
			4,478,881
Greece - 1.6%
Coca-Cola Hellenic Bottling Co. S.A.		38,770	1,056,080
Public Power Corp.		40,130	1,004,704
			2,060,784
Hong Kong - 1.4%
Hopewell Holdings, Ltd.		370,000	951,977
Jardine Matheson Holdings Ltd.		48,400	856,680
			1,808,657
Indonesia - 0.9%
Indosat TBK PT		2,050,000	1,155,225

Ireland - 1.3%
CRH PLC		64,233	1,703,582

Israel - 2.7%
Israel Chemicals, Ltd.		298,157	941,343
Syneron Medical, Ltd.	*	33,900	1,240,401
Teva Pharmaceutical Industries, Ltd. - ADR		43,100	1,342,134
			3,523,878
Japan - 7.0%
Fuji Fire & Marine Insurance Co., Ltd.		381,000	1,210,288
Hokuhoku Financial Group, Inc.		387,000	1,187,438
Japan Tobacco, Inc.	*	116	1,549,319
JSR Corp.		47,500	1,003,068
Mitsubishi Tokyo Financial Group, Inc.		158	1,341,738
Mizuho Financial Group, Inc.	*	258	1,168,811
Nippon Electric Glass Co.		56,000	846,999
NTT Urban Development Corp.		230	944,409
			9,252,070
Korea - 1.5%
Kookmin Bank - ADR		20,200	920,716
Samsung Electronics Co., Ltd.		2,243	1,072,126
			1,992,842
Malaysia - 1.4%
Astro All Asia Networks PLC	*	612,200	878,024
Commerce Asset - Holding Berhad		748,800	995,116
			1,873,140
Netherlands - 3.5%
ASML Holding NV	*	63,697	1,004,034
Philips Electronics NV		45,369	1,147,953
Royal Numico NV	*	34,988	1,401,210
			3,553,197
Norway - 0.7%
Telenor ASA	* ##	111,600	891,905

Singapore - 1.0%
Starhub, Ltd.	*	1,239,000	1,343,786

Spain - 0.8%
Abengoa S.A.		90,049	1,046,571

Switzerland - 4.7%
Roche Holding AG		11,638	1,473,487
SGS S.A.		2,151	1,478,382
Synthes, Inc.		10,824	1,188,773
UBS AG		25,917	2,023,027
			6,163,669
Taiwan - 0.6%
ASE Test, Ltd.	*	132,100	850,724

Thailand - 2.1%
Siam Cement PLC - NVDR		155,900	913,064
Siam City Bank PCL		1,315,000	835,401
TelecomAsia Corp. Public Co., Ltd.	*	4,139,200	1,041,812
			2,790,277
United Kingdom - 6.1%
Arm Holdings PLC	*	870,083	1,766,225
IG Group Holdings PLC 144A	* #	510,118	1,339,539
Man Group PLC		41,773	1,083,456
Morrison Supermarkets		357,593	1,192,200
Royal Bank of Scotland Group PLC	*	61,216	1,849,991
Schroders PLC	*	66,683	904,811
			8,136,222
United States - 48.9%
Advanced Auto Parts, Inc.	*	18,400	1,187,720
Allscripts Healthcare Solutions, Inc.	* ##	63,500	1,054,735
American Healthways, Inc.	*	25,300	1,069,431
American International Group, Inc.		31,400	1,824,340
Amgen, Inc.	*	22,100	1,336,166
ANSYS, Inc.	* ##	29,300	1,040,443
Boeing Co.		21,000	1,386,000
Coach, Inc.	*	42,600	1,430,082
Comcast Corp. Cl. A	*	57,800	1,774,460
ConocoPhillips		26,600	1,529,234
Countrywide Financial Corp.		34,200	1,320,462
Dell, Inc.	*	49,000	1,935,990
Eli Lilly & Co.		23,600	1,314,756
EMC Corp.	*	108,100	1,482,051
Exxon Mobil Corp.		55,800	3,206,826
Federated Department Stores, Inc.		18,300	1,341,024
Fortune Brands, Inc.		12,000	1,065,600
Freescale Semiconductor, Inc.	*	66,802	1,414,866
General Electric Co.		94,800	3,284,820
Gilead Sciences, Inc.	*	25,700	1,130,543
ITT Industries, Inc.		21,600	2,108,808
Kinetic Concepts, Inc.	*	17,900	1,074,000
Lafarge North America, Inc.		17,500	1,092,700
McAfee, Inc.	*	34,800	911,064
Microsoft Corp.		115,500	2,869,020
Morgan Stanley Dean Witter & Co.		17,400	912,978
Nabors Industries, Ltd.	*	16,900	1,024,478
News Corp. Class B		95,900	1,616,874
Nordstrom, Inc.		20,000	1,359,400
Oxford Industries, Inc.	##	17,200	740,460
Pfizer, Inc.		71,700	1,977,486
Praxair, Inc.		36,000	1,677,600
QUALCOMM, Inc.		35,600	1,175,156
Quiksilver, Inc.	*	102,100	1,631,558
Stericycle, Inc.	*	22,500	1,132,200
Symantec Corp.	*	86,400	1,878,336
Texas Instuments, Inc.		51,500	1,445,605
TIBCO Software, Inc.	*	156,300	1,022,202
Transocean Sedco Forex, Inc.	*	23,200	1,252,104
Turbochef Technologies Inc.	* ##	28,866	517,279
Tyco International, Ltd.		66,100	1,930,120
Wal-Mart Stores, Inc.		34,100	1,643,620
Williams Cos., Inc.		58,272	1,107,168
Yahoo!, Inc.	*	42,800	1,483,020
			64,712,785
TOTAL COMMON STOCK
(Cost: $112,944,615)			127,721,598
		Number
		of Shares	Value
PREFERRED STOCK - 1.7%
Germany - 1.7%
Hugo Boss AG	* ##	37,229	1,224,587
Porsche AG ? NVDR		1,344	1,011,479
			2,236,066
TOTAL PREFERRED STOCK
(Cost: $2,075,496)			2,236,066
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 9.0%
Money Market Funds - 7.4%
Allianz Dresdner Daily Asset Fund, 3.230%	** ^	9,771,668	9,771,668

Time Deposits - 1.6%
Citibank Nassau
2.700%, 07/01/05		2,157,141	2,157,141

TOTAL SHORT TERM INVESTMENTS
(Cost: $11,928,809)			11,928,809
TOTAL INVESTMENTS - 107.3%
(Cost: $126,948,920)			141,886,473
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.3%)			(9,665,967)
NET ASSETS - 100.0%			132,220,506

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
#	144A Security. Fair value private placement security exempt from registration under rule 144A.
	The total value at June 30, 2005 was $1,339,539 or 1.01% of net assets.
^	Affiliated institutional monry market fund.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/05.
ADR - American Depository Receipt
GDR - Global Depository Receipt
NVDR - Non Voting Depository Receipt

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005 (Unaudited)
INTERNATIONAL GROWTH FUND
		Number
		of Shares	Value
COMMON STOCK - 95.3%
Belgium - 2.1%
KBC Groupe S.A	##	27,128	2,144,616

Canada - 8.1%
Cameco Corp.		46,100	2,056,960
Canadian Pacific Railway, Ltd.		34,100	1,180,192
Precision Drilling Corp.	*	31,400	1,239,672
Rogers Communications Inc.		80,400	2,638,863
Thomson Corp.		38,900	1,302,807
			8,418,494
Egypt - 1.5%
Orascom Telecom SAE ? GDR		30,878	1,552,855

Finland - 1.0%
Nokia Corp. ? ADR		60,600	1,008,384

France - 7.2%
France Telecom S.A.		27,380	800,846
Lagardere S.C.A	##	10,126	750,866
Pinault Printemps Redoute S.A.	* ##	15,979	1,650,126
Publicis Groupe	##	55,997	1,656,177
Sanofi - Synthelabo S.A.	##	17,857	1,467,901
STMicroelectronics N.V.		64,827	1,040,682
TotalFinaElf S.A.		4,673	1,099,227
			8,465,825
Germany - 8.9%
Adidas Salomon AG		6,904	1,157,712
Bayer AG		38,545	1,287,474
Bayer Vereinsbank	*	62,452	1,626,318
Bayerische Motoren Werke AG		39,112	1,786,551
Hypo Real Estate Holding AG		24,424	931,125
Merck KGaA		29,555	2,356,879
			9,146,059
Greece - 3.3%
Coca-Cola Hellenic Bottling Co. S.A.		43,720	1,190,916
Hellenic Telecommunications Organization S.A.	*	40,960	792,420
Public Power Corp.		56,060	1,403,532
			3,386,868
Indonesia - 1.7%
PT Indosat Tbk ? ADR		60,800	1,736,448

Ireland - 1.0%
CRH Ord		40,112	1,056,700

Israel - 1.2%
Israel Chemical, Ltd.		151,916	479,630
Machteshim-Agan Industries, Ltd.		144,425	789,607
			1,269,237
Italy - 3.7%
Banche Popolari Unite Scrl		10,497	208,414
ENI SpA	##	89,712	2,314,476
Mediobanca SpA		68,840	1,290,954
			3,813,844
Japan - 13.5%
Eisai Co., Ltd.		33,200	1,117,553
Japan Tobacco, Inc.		169	2,257,197
Mitsubishi Estate	##	143,000	1,575,697
Mitsubishi Tokyo Financial Group, Inc.		305	2,590,064
Murata Manufacturing Co., Ltd.		23,300	1,188,025
Shin-Etsu Chemical Co., Ltd.		30,700	1,166,384
Sumitomo Mitsui Financial Group		407	2,754,715
Tokyo Gas Co., Ltd.		279,000	1,044,897
Toyota Motor Corp.		5,800	207,797
			13,902,329
Luxembourg - 2.4%
Millicom International Cellular S.A.	*	53,800	986,692
Stolt Offshores S.A.	*	160,800	1,469,577
			2,456,269
Netherlands - 5.7%
ABN AMRO Holding NV		42,696	1,051,890
ASML Holding NV	*	63,086	994,403
Royal Numico NV	*	70,502	2,823,485
			4,869,778
Norway - 1.3%
Telenor ASA	##	168,600	1,347,449

Republic Of China - 7.4%
China Shenhua Energy Co., Ltd.	*	901,500	869,804
China Telecom Corp. Ltd. - ADR	##	34,100	1,213,960
Esprit Holdings, Ltd.		73,000	528,251
Foxconn International Holdings, Ltd.	*	2,918,000	2,196,017
Global Bio-Chem Technology Group Co., Ltd.		1,348,000	836,723
PetroChina Co., Ltd. Ser H		2,694,000	1,992,783
			7,637,538
South Korea - 1.1%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.		33,330	640,155
LG Electronics, Inc.		7,640	486,417
			1,126,572
Spain - 3.4%
Banco Bilbao Vizcaya Argentaria S.A.		117,028	1,807,836
Gestevision Telecinco S.A.		71,486	1,675,502
			3,483,338
Switzerland - 7.4%
Adecco SA-Reg		22,292	1,016,199
Novartis AG		21,350	1,017,421
Roche Holding AG-Genusschein		22,157	2,805,297
Straumann AG	##	5,300	1,104,598
UBS AG		22,254	1,737,101
			7,680,616
Thailand - 2.4%
Italian - Thai Development PLC - NVDR	##	4,316,100	997,550
TelecomAsia Corp. Public Co., Ltd.	* ##	5,829,200	1,467,175
			2,464,725
United Kingdom - 11.0%
Arm Holdings PLC		984,315	1,998,110
Diageo PLC		95,709	1,411,886
easyJET PLC	*	121,222	532,347
Man Group PLC		70,470	1,827,763
Morrison Supermarkets		617,629	2,059,149
Royal Bank of Scotland Group PLC		53,223	1,608,437
Vodafone Group PLC		799,657	1,949,349
			11,387,041
TOTAL COMMON STOCK
(Cost: $89,076,375)			98,354,985

		Number
		of Shares	Value
EQUITY-LINKED SECURITIES - 2.0%
Australia - 0.0%
News Corp. Ltd.		133,309	0

Taiwan - 0.7%
Merrill Lynch Advanced Semiconductor Engineering, Inc. 10/18/05		961,000	720,750

United Kingdom - 1.3%
UBS AG Far EasTone Telecommunications Co., Ltd. ? 3/10/06		995,000	1,274,595

TOTAL EQUITY-LINKED SECURITIES
(Cost: $1,956,346)			1,995,345
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 16.4%
Money Market Funds - 14.1%
Allianz Dresdner Daily Asset Fund, 3.230%	** ^	$ 14,541,393	14,541,393

Time Deposits - 2.3%
HSBC Bank USA - Grand Cayman
2.700%, 07/01/05		2,381,228	2,381,228

TOTAL SHORT TERM INVESTMENTS
(Cost: $16,922,621)			16,922,621
TOTAL INVESTMENTS - 113.7%
(Cost: $107,955,342)			117,272,951
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.7%)			(14,085,508)
NET ASSETS - 100.0%			103,187,443

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
^	Affiliated institutional monry market fund.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/05.
ADR - American Depository Receipt
GDR - Global Depository Receipt
NVDR - Non Voting Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005 (Unaudited)
	INTERNATIONAL GROWTH OPPORTUNITIES FUND
		Number
		of Shares	Value
COMMON STOCK - 99.6%
Belgium - 5.3%
Agfa Gevaert NV	##	34,792	962,463
SBS Broadcasting S.A.	*	46,100	2,172,693
Union Miniere S.A.	##	20,728	1,665,010
		4,800,166
Canada - 4.6%
ACE Aviation Holdings, Inc. Cl. A	*	47,600	1,548,710
IPSCO, Inc.		17,600	767,629
Novelis, Inc.		45,000	1,141,533
RONA, Inc.	*	35,600	717,348
		4,175,220
Denmark - 2.0%
GN Store Nord AS		57,000	645,907
H. Lundbeck A/S		20,000	503,631
Jyske Bank	* ##	15,650	687,753
		1,837,291
Finland - 1.7%
Nokian Renkaat OYJ	##	86,800	1,582,571

France - 8.4%
Compagnie Generale de Geophysique S.A.	* ##	23,332	1,977,282
Elior		123,656	1,477,580
Gemplus International S.A.	*	502,315	1,100,711
JC Decaux S.A.	* ##	24,660	625,455
Neopost S.A.		28,108	2,475,606
		7,656,634
Germany - 7.6%
GPC Biotech AG	* ##	20,020	221,528
Heidelberger Druckmaschinen AG	*	26,077	763,997
Hypo Real Estate Holding AG	*	50,013	1,906,664
Schwarz Pharma AG	##	20,517	931,459
Stada Arzneimittel AG	##	43,923	1,597,920
Wincor Nixdorf AG	*	18,000	1,471,158
		6,892,726
Greece - 1.9%
Germanos S.A.		50,630	1,701,555

Hong Kong - 1.7%
Shun Tak Holdings		816,000	782,062
Solomon Systech International, Ltd.		2,250,000	795,994
		1,578,056
Ireland - 2.3%
Anglo Irish Bank Corp. PLC		74,088	915,782
Grafton Group PLC	*	97,797	1,132,876
		2,048,658
Israel - 1.2%
Israel Chemical, Ltd.		345,768	1,091,661

Italy - 3.7%
Buzzi Unicem SpA	##	82,777	1,203,570
Davide Campari-Milano SpA		152,285	1,117,245
Fastweb	*	23,820	1,032,389
		3,353,204
Japan - 17.9%
Brother Industries, Ltd.		149,000	1,367,503
Circle K Sunkus Co., Ltd.		34,300	772,299
FamilyMart Co., Ltd.		19,800	568,216
Fuji Fire & Marine Insurance Co., Ltd.		340,000	1,080,047
Funai Electric Co., Ltd.	##	8,500	872,936
Haseko Corp.	* ##	310,000	660,229
Hiroshima Bank, Ltd.		113,000	516,000
Hokuhoku Financial Group, Inc.		551,000	1,690,642
Japan General Estate Co., Ltd.	##	42,000	433,986
Kenwood Corp.	##	517,000	891,138
Kinden Corp.		95,000	703,005
Komeri Co., Ltd.		30,500	822,985
Marubeni Corp.		313,000	1,076,194
Mitsui Mining & Smelting Co., Ltd.		234,000	1,100,208
Nippon Electric Glass Co., Ltd.		45,000	680,625
Nishi-Nippon City Bank, Ltd.		235,000	1,026,442
NTT Urban Development Corp.		218	895,136
Taiheiyo Cement Corp.	##	399,000	1,065,824
		16,223,415
Luxembourg - 0.9%
Millicom International Cellular S.A.	*	43,900	805,126

Netherlands - 2.7%
Aalberts Industries	##	30,074	1,379,904
Vedior NV		77,500	1,094,004
		2,473,908
Norway - 4.6%
Fred Olsen Energy ASA	*	36,000	919,575
Golar LNG, Ltd.	* ##	78,700	938,940
Smedvig ASA Cl. A	##	73,400	1,487,580
Storebrand ASA	##	89,800	841,300
		4,187,395
Republic Of China - 3.0%
Byd Co., Ltd. Cl. H	##	438,000	943,808
China Oilfield Services, Ltd.		2,702,000	990,660
Global Bio-Chem Technology Group Co., Ltd.		1,266,000	785,825
		2,720,293
Singapore - 3.4%
Hi-P International, Ltd.		1,020,000	870,503
Keppel Corp., Ltd.		139,000	1,029,752
Starhub, Ltd.	*	1,072,000	1,162,662
		3,062,917
South Korea - 1.1%
Industrial Bank of Korea		105,150	991,981

Spain - 6.6%
Antena 3 De Television S.A.		65,768	1,316,948
Cortefiel S.A.		40,377	924,855
Fadesa Inmobiliaria S.A.	*	68,447	1,959,766
Red Electrica De Espana S.A.	##	65,340	1,810,688
		6,012,257
Sweden - 2.6%
Eniro AB		205,100	2,337,561

Switzerland - 3.8%
Baloise Holding, Ltd.		15,663	782,478
Nobel Biocare Holding AG		4,119	835,953
SGS Societe Generale de Surveillance Holding S.A.		1,575	1,082,497
Ypsomed Holding AG	*	6,713	767,664
		3,468,592
Thailand - 0.7%
Italian - Thai Development PLC - NVDR		2,663,800	615,665

United Kingdom - 11.9%
Arm Holdings PLC		435,688	884,425
Cobham PLC		30,995	786,131
De Vere Group PLC		102,228	1,033,466
DX Services PLC	*	178,955	1,111,461
Hmv Group PLC		229,813	974,210
IG Group Holdings PLC 144A	* #	368,290	967,107
Man Group PLC		31,428	815,140
MyTravel Group PLC Cl. A	*	11,964,400	1,243,844
Pendragon PLC		201,349	1,057,461
Punch Taverns PLC		71,100	934,159
Taylor Nelson Sofres PLC		261,134	1,023,902
		10,831,306
TOTAL COMMON STOCK
(Cost: $74,103,646)		90,448,158
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 22.0%
Money Market Funds - 20.0%
Allianz Dresdner Daily Asset Fund, 3.230%	** ^	18,190,092	18,190,092

Time Deposits - 2.0%
Bank of America London
2.700%, 07/01/05		1,823,868	1,823,868

TOTAL SHORT TERM INVESTMENTS
(Cost: $20,013,960)		20,013,960
TOTAL INVESTMENTS - 121.6%
(Cost: $94,117,606)		110,462,118
LIABILITIES IN EXCESS OF OTHER ASSETS - (21.6%)		(19,648,560)
NET ASSETS - 100.0%		90,813,558

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
^	Affiliated institutional money market fund.
#	144A Security. Certain condition to public sale may exist.
	The total market value of 144A securities owned at June 30, 2005 was $967,107 or 1.06%.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/05.
NVDR - Non Voting Depository Receipt

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005 (Unaudited)
EMERGING MARKETS OPPORTUNITIES FUND
		Number
		of Shares	Value
COMMON STOCK - 90.7%
Argentina - 0.4%
Petrobas Energia Participaciones S.A. - ADR	*	9,700	110,580

Brazil - 8.2%
All America Latina Logistica S.A.	*	8,540	251,300
Banco Bradesco S.A. - ADR	##	6,100	215,879
Companhia de Bebidas das Americas - ADR		4,000	123,600
Embratel Participacoes - ADR	*	16,100	169,694
Gol Linhas Aereas Inteligentes S.A. - ADR	*	7,500	225,450
Localiza Rent A Car	*	25,400	135,524
Petroleo Brasileiro S.A. - ADR		2,900	133,516
Petroleo Brasileiro S.A. - ADR		5,800	302,354
Porto Seguro S.A.	*	14,200	126,276
Tele Norte Leste Participacoes S.A. - ADR	##	8,400	139,860
Tim Participacoes S.A. - ADR		3,642	57,544
Uniao de Bancos Brasileiros S.A. - GDR		2,200	84,964
Unibanco-Uniao de Bancos Brasileiros S.A.		11,600	88,418
		2,054,379
Chile - 0.5%
Antofagasta PLC		5,141	112,423

Egypt - 1.8%
Egyptian Mobile Phone		5,570	173,134
Orascom Telecom Holding	*	2,796	283,341
		456,475
Hong Kong - 0.5%
Solomon Systech International, Ltd.		356,800	126,227

Hungary - 1.6%
Borsodchem Rt		15,300	170,613
Gedeon Richter RT		1,500	220,757
		391,370
India - 2.6%
India Tobacco, Ltd. - GDR 144A	#	7,900	299,686
Reliance Industries - GDR 144A	* #	9,520	277,127
Satyam Computer Services, Ltd. - ADR		3,100	80,600
		657,413
Indonesia - 2.1%
Bank Central Asia PT		781,200	288,148
Indosat Tbk PT		432,000	243,443
		531,591
Israel - 3.6%
Bank Hapoalim, Ltd.		75,721	237,744
Israel Chemical, Ltd.		43,500	137,338
Machteshim-Agan Industries, Ltd.		43,300	236,732
Retalix, Ltd.	*	5,082	109,707
Super-Sol, Ltd. Cl. B		23,235	54,536
Syneron Medical, Ltd.	*	3,700	135,383
		911,440
Malaysia - 3.6%
Astro All Asia Networks PLC	*	180,800	259,305
Commerce Asset Holding Berhad		211,700	281,338
IOI Corp. Berhad		74,200	205,026
Tenaga Nasional Berhad		56,700	156,671
		902,340
Mexico - 7.4%
Controladora Comercial Mexicana S.A. de CV		217,100	261,799
Corporacion Geo S.A. Cl. B	*	106,700	269,116
Empresas Ica S.A. - ADR	*	2,800	6,804
Empresas Ica Soc Controladora	*	300,700	121,893
Grupo Carso S.A. De CV Cl. A		139,021	268,231
Grupo Financiero Banorte S.A. de C.V.		40,052	263,784
Grupo Mexico S.A. Cl. B		109,317	177,963
Grupo Telavisa S.A. - ADR		3,600	223,524
Industrias Penoles S.A. de C.V.	##	34,300	159,976
Sare Holding S.A. De CV Cl. B	*	161,867	120,870
		1,873,960
Philippines - 1.7%
Philippine Long Distance Telephone Co. - ADR		8,400	244,020
SM Investments Corp.	*	42,000	191,506
		435,526
Poland - 0.9%
BRE Bank S.A.	*	2,297	93,512
Orbis S.A.		7,205	49,821
Telekomunikacja Polska S.A.		13,691	84,835
		228,168
Republic Of China - 6.9%
Aluminum Corp. of China, Ltd.		440,800	245,257
China Mobile Hong Kong, Ltd.		57,200	213,029
China Petroleum & Chemical Corp.		721,300	283,016
China Shenhua Energy Co., Ltd.	*	210,800	203,389
Foxconn International Holdings, Ltd.	*	495,100	372,600
GOME Electrical Appliances Holdings, Ltd.		48,200	41,855
Jiangsu Express Co., Ltd.		583,300	303,908
Sinopec Shanghai Petrochem Cl. H		186,300	63,512
		1,726,566
Russian Federation - 3.8%
Irkutskenergo	+	90,538	19,783
JSC Scientific Production Corp. Irkut	+	214,171	123,148
LUKOIL Oil Co. - ADR	+	7,300	269,735
North-West Telecom	+	82,416	51,510
RAO Unified Energy System - GDR	* +	2,581	77,430
Sibirtelecom	+	1,038,937	56,622
Slavneft-Megionneftgas	* +	6,600	184,140
Surgutneftegaz - ADR	+	1,900	108,775
Uralelektromed	* +	1,160	63,220
		954,363
South Africa - 9.0%
African Bank Investment, Ltd.		130,406	365,406
Edgars Consolidated Stores, Ltd.		4,711	204,679
Ellerine Holdings, Ltd.		18,672	145,489
FirstRand		70,315	146,137
Impala Platinum Holdings, Ltd.		3,156	282,324
Kumba Resources, Ltd.		23,281	203,030
Liberty Group Ltd.		4,529	40,311
Metropolitan Holdings, Ltd.		104,384	158,289
Pretoria Portland Cement Co., Ltd.		5,059	174,315
Reunert, Ltd.		18,674	102,581
Sasol, Ltd.		11,899	322,363
Wilson Bayly Holmes-Ovcon, Ltd.		27,423	122,453
		2,267,377
South Korea - 14.7%
Cheil Industries, Inc.		15,700	253,691
Daishin Securities Co., Ltd.		21,550	291,921
Entergisul Co., Ltd.		4,500	95,356
GS Home Shopping, Inc.		3,570	258,726
Hynix Semiconductor, Inc.	*	15,690	258,084
Hyundai Engineering & Construction	*	15,790	427,789
Hyundai Motor Co. - GDR		2,800	79,240
Hyundai Motor Co., Ltd.		3,330	185,268
Industrial Bank of Korea		32,810	309,528
Interflex Co., Ltd.		7,600	151,485
Kia Motors Corp.		14,200	188,921
LG Electronics, Inc.		5,580	355,263
NHN Corp.	*	3,000	310,595
Pohang Iron & Steel Co., Ltd.		700	123,609
Shinhan Financial Group Co., Ltd.		16,230	422,435
		3,711,911
Taiwan - 14.8%
Acer, Inc.		43,000	85,006
Advanced Semiconductor Engineering, Inc.	*	357,000	267,619
Au Optronics Corp. - ADR	*	17,200	291,368
Cathay Financial Holding Co., Ltd.		154,000	310,772
E.Sun Financial Holding Co., Ltd.		331,000	265,927
Eva Airways Corp.	*	150,723	73,179
Formosa Plastics Corp.		96,502	158,112
Fubon Financial Holding Corp.		257,000	250,371
Lite-On Technology Corp.		230,000	264,807
Siliconware Precision Industries Co.		711,100	701,755
Taiwan Cement		394,000	244,883
Taiwan Fertilizer Co., Ltd.		235,000	311,074
United Microelectronics Corp.	*	219,342	159,569
Yageo Corp.	*	657,000	255,606
Yuanta Core Pacific Securities Co., Ltd.		128,348	94,996
		3,735,044
Thailand - 3.7%
Bangkok Bank PLC		84,400	220,600
Italian - Thai Development PLC - NVDR		374,300	86,509
Siam Cement PCL - NVDR		36,100	199,197
Siam City Bank PLC - NVDR	##	372,800	224,654
TelecomAsia Corp. Public Co., Ltd.	*	823,900	207,371
		938,331
Turkey - 2.2%
Akcansa Cimento AS		25,867	103,623
Hurriyet Gazetecilik AS		68,037	162,005
Turkiye Garanti Bankasi AS	*	68,336	294,221
		559,849
United States - 0.3%
NII Holdings, Inc. Cl. B	*	1,200	76,728

Zaire - 0.4%
Nasionale Pers Beperk		7,900	98,252

TOTAL COMMON STOCK
(Cost: $17,615,836)		22,860,313
		Number
		of Shares	Value
PREFERRED STOCK - 2.2%
Brazil - 1.8%
Caemi Mineracao E Metal		179,200	166,945
Centrais Eletricas de Santa Catarina S.A.		52,800	20,346
Telemar Norte Leste S.A.		7,000	167,182
Usinas Siderurgicas de Minas Gerais - Cl. A		6,500	104,870
		459,343
South Korea - 0.4%
Hyundai Motor Co., Ltd.		2,550	91,292

TOTAL PREFERRED STOCK
(Cost: $258,614)		550,635
		Number
		of Shares	Value
EQUITY-LINKED SECURITIES - 4.4%
India - 2.7%
Merrill Lynch Associated Cement Co. - 07/28/06	*	28,700	249,432
UBS AG London Bharat Petroleum Corp. - 02/09/06	*	19,454	164,309
UBS AG Satyam Computer Services, Ltd. - 01/10/06	*	23,112	269,763
		683,504
South Korea - 1.7%
Credit Suisse FB Kia Motors Corp. - 09/02/05	*	6,010	79,957
Credit Suisse FB LG Electronics, Inc. - 05/23/08		1,720	109,507
UBS AG Halla Climate Control Co. - 05/30/06	*	9,230	80,199
UBS AG Hynix Semiconductor, Inc. - 05/30/06	*	9,430	155,114
		424,777
TOTAL EQUITY-LINKED SECURITIES
(Cost: $737,069)		1,108,281
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 5.9%
Money Market Funds - 2.3%
Allianz Dresdner Daily Asset Fund, 3.230%	** ^	589,755	589,755

Time Deposits - 3.6%
Bank of America London
2.700%, 07/01/05		892,245	892,245

TOTAL SHORT TERM INVESTMENTS
(Cost: $1,482,000)		1,482,000
TOTAL INVESTMENTS - 103.2%
(Cost: $20,093,519)		26,001,229
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.2%)		(816,367)
NET ASSETS - 100.0%		25,184,862

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
^	Affiliated institutional money market fund.
+	Illiquid securities. Total cost of illiquid securities as of June 30, 2005 was $704,063.
Total market value of illiquid securities owned as June 30, 2005 was $954,363 or 3.79%.
#	144A Security. Certain condition to public sale may exist.
The total market value of 144A securities owned at June 30, 2005 was $576,813 or 2.29%.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/05.
ADR- American Depository Receipt
GDR- Global Depository Receipt
NVDR- Non Voting Depository Receipt

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
U.S. HIGH YIELD BOND FUND
		Principal
		Amount	Value
CORPORATE BONDS - 86.1%
Aerospace/Defense-Equipment - 1.6%
BE Aerospace, Inc. Series B
8.875%, 05/01/11		2,610,000	2,727,450
Apparel Manufacturers - 4.1%
Levi Strauss & Co.
9.750%, 01/15/15		1,970,000	1,955,225
Oxford Industries, Inc.
8.875%, 06/01/11		2,045,000	2,188,150
Phillips-Van Heusen Corp.
8.125%, 05/01/13		2,620,000	2,836,150
		6,979,525
Building Products-Cement/Aggregate - 0.5%
U.S. Concrete, Inc.
8.375%, 04/01/14		915,000	860,100

Building-Residential/Commercial - 1.3%
Standard-Pacific Corp.
9.500%, 09/15/10		1,085,000	1,144,675
William Lyon Homes, Inc.
10.750%, 04/01/13		985,000	1,068,725
		2,213,400
Cable TV - 3.9%
Cablevision Systems Corp.
8.000%, 04/15/12		1,040,000	1,019,200
CSC Holdings, Inc.
7.250%, 07/15/08		1,425,000	1,428,562
LodgeNet Entertainment Corp.
9.500%, 06/15/13		2,320,000	2,528,800
MediaCom LLC
9.500%, 01/15/13		1,690,000	1,685,775
		6,662,337
Cellular Telecommunications - 4.2%
Centennial Cellular Corp.
10.750%, 12/15/08		1,040,000	1,080,300
Centennial Communications Corp.
8.125%, 02/01/14		1,610,000	1,714,650
Nextel Communications, Inc.
7.375%, 08/01/15		2,270,000	2,451,600
Nextel Partners, Inc.
8.125%, 07/01/11		1,785,000	1,936,725
		7,183,275
Chemicals-Diversified - 3.0%
Huntsman Co. LLC
11.625%, 10/15/10		1,084,000	1,269,635
Huntsman Co. LLC
11.500%, 07/15/12		814,000	954,415
Lyondell Chemical Co.
10.875%, 05/01/09		1,410,000	1,462,875
Lyondell Chemical Co. Ser. A
9.625%, 05/01/07		1,305,000	1,393,087
		5,080,012
Commercial Services - 1.4%
Ventrue, Inc.
9.250%, 04/01/14		2,380,000	2,374,050
Consumer Products-Miscellaneous - 2.9%
Central Garden & Pet Co.
9.125%, 02/01/13		1,905,000	2,047,875
Jarden Corp.
9.750%, 05/01/12		2,680,000	2,824,050
		4,871,925
Dialysis Centers - 1.3%
Davita, Inc. 144A	#
7.250%, 03/15/15		2,085,000	2,142,337
Electric-Generation - 5.0%
AES Corp.
9.500%, 06/01/09		1,500,000	1,672,500
AES Corp.
7.750%, 03/01/14		1,040,000	1,128,400
Allegheny Energy Supply 144A	#
8.250%, 04/15/12		1,680,000	1,881,600
Edison Mission Energy
9.875%, 04/15/11		2,180,000	2,553,325
Texas Genco LLC 144A	#
6.875%, 12/15/14		1,205,000	1,268,263
		8,504,088
Electronic Components-Miscellaneous - 2.1%
Sanmina-SCI Corp.
10.375%, 01/15/10		1,270,000	1,409,700
Stoneridge, Inc.
11.500%, 05/01/12		2,065,000	2,106,300
		3,516,000
Electronic Measure Instruments - 0.5%
Itron, Inc.
7.750%, 05/15/12		755,000	773,875

Finance-Auto Loans - 1.7%
General Motors Acceptance Corp.
6.750%, 12/01/14		3,245,000	2,903,217

Finance-Investment Bankers/Brokers - 1.4%
E*Trade Financial Corp.
8.000%, 06/15/11		2,290,000	2,410,225

Finance-Other Services - 1.0%
Alamosa Delaware, Inc.
11.000%, 07/31/10		1,545,000	1,732,331

Funeral Services & Related Items - 1.9%
Carriage Services, Inc. 144A	#
7.875%, 01/15/15		1,300,000	1,371,500
Service Corp. 144A	#
7.000%, 06/15/17		1,820,000	1,870,050
		3,241,550
Intimate Apparel - 1.4%
Warnaco, Inc.
8.875%, 06/15/13		2,220,000	2,453,100

Machinery-Farm - 1.6%
Case New Holland, Inc. 144A	#
9.250%, 08/01/11		2,630,000	2,761,500

Medical-Hospitals - 2.8%
HCA Inc.
6.375%, 01/15/15		2,330,000	2,417,627
Triad Hospitals, Inc.
7.000%, 05/15/12		855,000	891,338
Triad Hospitals, Inc.
7.000%, 11/15/13		1,425,000	1,464,188
		4,773,153
Medical-Nursing Homes - 1.3%
Genesis HealthCare Corp.
8.000%, 10/15/13		2,055,000	2,224,537

MRI/Medical Diagnostic Imaging Centers - 1.5%
Alliance Imaging, Inc.
7.250%, 12/15/12		2,630,000	2,485,350

Non-Hazardous Waste Disposal - 0.9%
Allied Waste North America, Inc.
9.250%, 09/01/12		1,349,000	1,456,920

Oil Companies-Exploration & Production - 3.6%
Chesapeake Energy Corp.
6.875%, 01/15/16		2,455,000	2,559,337
Energy Partners, Ltd.
8.750%, 08/01/10		1,410,000	1,480,500
Stone Energy Co.
6.750%, 12/15/14		2,080,000	2,022,800
		6,062,637
Paper & Related Products - 1.3%
Georgia-Pacific Corp.
9.375%, 02/01/13		1,890,000	2,138,062

Physical Therapy/Rehabilitation Centers - 0.4%
Psychiatric Solutions, Inc. 144A	#
7.750%, 07/15/15		740,000	747,400

Pipelines - 4.9%
Dynegy Holdings, Inc. 144A	#
10.125%, 07/15/13		2,260,000	2,553,800
El Paso Corp.
7.375%, 12/15/12		950,000	952,375
Sonat, Inc.
7.625%, 07/15/11		2,650,000	2,669,875
Williams Cos., Inc.
7.625%, 07/15/19		1,925,000	2,165,625
		8,341,675
Poultry - 1.6%
Pilgrims Pride Corp.
9.250%, 11/15/13		1,050,000	1,165,500
Pilgrim's Pride Corp.
9.625%, 09/15/11		1,445,000	1,578,663
		2,744,163
Racetracks - 1.1%
Penn National Gaming, Inc.
8.875%, 03/15/10		1,730,000	1,851,100

Radio - 1.7%
Salem Communications Holding Corp. Ser. B
9.000%, 07/01/11		2,667,000	2,873,693

Recreational Centers - 0.8%
Equinox Holdings, Inc.
9.000%, 12/15/09		1,370,000	1,414,525

REITS-Hotels - 2.1%
Host Marriott LP
7.125%, 11/01/13		1,040,000	1,084,200
La Quinta Properties, Inc.
8.875%, 03/15/11		2,240,000	2,422,000
		3,506,200
Rental Auto/Equipment - 1.5%
United Rentals North America, Inc.
7.000%, 02/15/14		2,710,000	2,581,275

Retail-Apparel/Shoe - 1.2%
Brown Shoe Co., Inc. 144A	#
8.750%, 05/01/12		1,910,000	1,991,175

Retail-Arts&Crafts - 1.4%
Michaels Stores, Inc.
9.250%, 07/01/09		2,285,000	2,390,681

Retail-Automobile - 0.7%
United Auto Group
9.625%, 03/15/12		1,115,000	1,190,263

Rubber-Tires - 0.7%
Goodyear Tire & Rubber Co.
7.857%, 08/15/11		1,170,000	1,137,825

Special Purpose Entity - 2.3%
AMR Holdings Co. 144A	#
10.000%, 02/15/15		1,760,000	1,874,400
Medcath Holdings Corp.
9.875%, 07/15/12		1,820,000	2,033,850
		3,908,250
Steel-Producers - 1.2%
United States Steel LLC
10.750%, 08/01/08		1,785,000	1,981,350

Steel-Specialty - 1.7%
Oregon Steel Mills, Inc.
10.000%, 07/15/09		2,600,000	2,801,500

Telecommunications Services - 0.5%
Qwest Corp. 144A	#
7.875%, 09/01/11		895,000	933,038

Telephone-Integrated - 4.1%
AT&T Corp.
9.050%, 11/15/11		1,040,000	1,198,600
MCI, Inc.
6.908%, 05/01/07		2,060,000	2,088,325
Qwest Capital Funding, Inc.
7.250%, 02/15/11		1,680,000	1,608,600
Valor Telecommunications Enterprises LLC 144A	#
7.750%, 02/15/15		2,045,000	2,009,213
		6,904,738
Television - 1.1%
Sinclair Broadcast Group, Inc.
8.000%, 03/15/12		1,790,000	1,834,750

Venture Capital - 1.1%
Arch Western Finance LLC
6.750%, 07/01/13		1,725,000	1,781,062

Vitamins & Nutrition Products - 1.0%
Leiner Health Products, Inc.
11.000%, 06/01/12		1,690,000	1,673,100

Wireless Equipment - 2.8%
American Tower Corp.
7.125%, 10/15/12		1,280,000	1,353,600
American Tower Corp.
9.375%, 02/01/09		1,288,000	1,350,790
Spectrasite, Inc.
8.250%, 05/15/10		1,880,000	1,992,800
		4,697,190
TOTAL CORPORATE BONDS
(Cost: $142,345,102)		145,815,909
		Principal
		Amount	Value
FOREIGN CORPORATE BONDS - 10.7%
Cellular Telecommunications - 2.9%
Millicom International Cellular
10.000%, 12/01/13		2,670,000	2,656,650
Rogers Wireless Communications, Inc.
8.000%, 12/15/12		2,150,000	2,316,625
		4,973,275
Chemicals-Specialty - 0.8%
Rhodia S.A.
10.250%, 06/01/10		1,320,000	1,415,700

Industrial Audio&Video Products - 1.4%
Imax Corp.
9.625%, 12/01/10		2,180,000	2,289,000

Metal-Aluminum - 1.4%
Novelis, Inc. 144A	#
7.250%, 02/15/15		2,385,000	2,393,944

Oil-Field Services - 1.7%
Petroleum-Geo Services ASA
10.000%, 11/05/10		2,505,000	2,805,600

Resorts/Theme Parks - 1.0%
Intrawest Corp.
7.500%, 10/15/13		1,550,000	1,590,687

Satellite Telecommunications - 1.5%
Intelsat Bermuda Ltd. 144A	#
8.250%, 01/15/13		2,520,000	2,601,900
TOTAL FOREIGN CORPORATE BONDS
(Cost: $17,878,919)		18,070,106
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 1.2%
Time Deposit - 1.2%
Wells Fargo Bank - Grand Cayman
2.700%, 07/01/05
( Cost: $2,098,006)		2,098,006	2,098,006

TOTAL INVESTMENTS - 98.0%
(Cost: $162,322,027)		165,984,021
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%		3,342,474
NET ASSETS - 100.0%		169,326,495

#	144A Security. Certain condition for public sale may exist. The total market value of 144A securities owned at June 30, 2005 was $26,400,120 or 15.59% of net assets.

ITEM 2. CONTROLS AND PROCEDURES.

Item 2(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (1940 Act) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

Item 2(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Institutional Funds

By (Signature and Title)

/s/ Horacio A. Valeiras

Horacio A. Valeiras
Title: President
Date: August 24, 2005

* Print name and title of each signing officer under his or her signature.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

(REGISTRANT) NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

By (Signature and Title)
/s/ Thomas Muscarella

Thomas Muscarella
Title: Treasurer
Date: August 24, 2005

* Print name and title of each signing officer under his or her signature.